united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number: 811-08231

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-516-390-5565

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Explanatory Note: The Registrant is filing this amendment to its Form N-CSR for the fiscal year ended December, 31 2025, originally filed with the Securities and Exchange Commission on March 9, 2026 (Accession Number 0001580642-26-001628). The purpose of this amendment is to remove “Unaudited” from page 42 of the Annual Financial Statements and Additional Information in the Notes Financial Statements that was inadvertently included in the original filing. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)
Spirit of America Income Fund

Class A Shares (SOAIX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$118	1.14%

How did the Fund perform during the reporting period?

The Fund’s success in 2025 was due to its diversified approach, combining credit-sensitive fixed-income securities with select equity holdings in utilities and energy sectors. These equity exposures provided additional upside, benefiting from the growing demand for electricity driven by artificial intelligence (AI) infrastructure and the stability of energy prices. Despite significant volatility in bond yields throughout the year, the Fund’s active management of duration and credit risk allowed it to capitalize on narrowing credit spreads and opportunities in higher-yielding securities such as corporate bonds. The equity allocation added a layer of growth potential, helping to offset headwinds from market fluctuations.

With its blend of income-focused securities and strategic equity exposure, the Fund remains positioned to deliver competitive returns and consistent cash flows as it adapts to a dynamic economic environment.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Spirit of America Income Fund - Class A Shares
Spirit of America Income Fund - Class A Shares - with load
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$14,504
$13,816
$12,199
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

	Spirit of America Income Fund - Class A Shares	Spirit of America Income Fund - Class A Shares - with load	Bloomberg U.S. Aggregate Bond Index
12/31/15	$10,000	$9,526	$10,000
12/31/16	$10,499	$10,002	$10,265
12/31/17	$11,287	$10,753	$10,628
12/31/18	$11,190	$10,660	$10,629
12/31/19	$12,492	$11,900	$11,556
12/31/20	$13,235	$12,608	$12,423
12/31/21	$13,842	$13,186	$12,232
12/31/22	$12,086	$11,513	$10,641
12/31/23	$12,925	$12,312	$11,229
12/31/24	$13,618	$12,973	$11,369
12/31/25	$14,504	$13,816	$12,199

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Income Fund - Class A Shares
Without Load	6.50%	1.85%	3.79%
With Load	1.47%	0.86%	3.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

What did the Fund invest in?

Sector Weighting (% of net assets)

Other Sectors
27.2%
Life Insurance
9.5%
Tobacco
8.9%
Local Authority
7.9%
Hospitals
6.5%
Electricity And Public Power
6.0%
Other
5.3%
Banks
5.0%
Integrated Electric Utilities
4.6%
Miscellaneous Tax
4.6%
Econ & Indust Development
3.4%
Higher Education
3.4%
Institutional Brokerage
3.2%
Midstream - Oil & Gas
2.9%
P&C Insurance
2.7%
Liabilities in Excess of Other Assets
-1.1%

Value	Value
Liabilities in Excess of Other Assets	-1.1%
P&C Insurance	2.7%
Midstream - Oil & Gas	2.9%
Institutional Brokerage	3.2%
Higher Education	3.4%
Econ & Indust Development	3.4%
Miscellaneous Tax	4.6%
Integrated Electric Utilities	4.6%
Banks	5.0%
Other	5.3%
Electricity And Public Power	6.0%
Hospitals	6.5%
Local Authority	7.9%
Tobacco	8.9%
Life Insurance	9.5%
Other Sectors	27.2%

Fund Statistics

  Net Assets$46,915,132
  Number of Portfolio Holdings119
  Advisory Fee (net of waivers)$229,370
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Spirit of America Income Fund - Class A Shares (SOAIX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-SOAIX

Spirit of America Income Fund

Class C Shares (SACTX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$195	1.89%

How did the Fund perform during the reporting period?

The Fund’s success in 2025 was due to its diversified approach, combining credit-sensitive fixed-income securities with select equity holdings in utilities and energy sectors. These equity exposures provided additional upside, benefiting from the growing demand for electricity driven by artificial intelligence (AI) infrastructure and the stability of energy prices. Despite significant volatility in bond yields throughout the year, the Fund’s active management of duration and credit risk allowed it to capitalize on narrowing credit spreads and opportunities in higher-yielding securities such as corporate bonds. The equity allocation added a layer of growth potential, helping to offset headwinds from market fluctuations.

With its blend of income-focused securities and strategic equity exposure, the Fund remains positioned to deliver competitive returns and consistent cash flows as it adapts to a dynamic economic environment.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Spirit of America Income Fund - Class C Shares
Spirit of America Income Fund - Class C Shares - with load
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$13,215
$13,215
$11,981
Mar-2016
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Spirit of America Income Fund - Class C Shares	Spirit of America Income Fund - Class C Shares - with load	Bloomberg U.S. Aggregate Bond Index
Mar-2016	$10,000	$10,000	$10,000
Dec-2016	$10,243	$10,243	$10,081
Dec-2017	$10,936	$10,936	$10,438
Dec-2018	$10,751	$10,751	$10,439
Dec-2019	$11,912	$11,912	$11,349
Dec-2020	$12,529	$12,529	$12,201
Dec-2021	$12,995	$12,995	$12,013
Dec-2022	$11,262	$11,262	$10,450
Dec-2023	$11,966	$11,966	$11,028
Dec-2024	$12,502	$12,502	$11,166
Dec-2025	$13,215	$13,215	$11,981

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Income Fund - Class C Shares
Without Load	5.71%	1.07%	2.89%
With Load	4.71%	1.07%	2.89%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
P&C Insurance	2.7%
Midstream - Oil & Gas	2.9%
Institutional Brokerage	3.2%
Higher Education	3.4%
Econ & Indust Development	3.4%
Miscellaneous Tax	4.6%
Integrated Electric Utilities	4.6%
Banks	5.0%
Other	5.3%
Electricity And Public Power	6.0%
Hospitals	6.5%
Local Authority	7.9%
Tobacco	8.9%
Life Insurance	9.5%
Other Sectors	27.2%

Fund Statistics

  Net Assets$46,915,132
  Number of Portfolio Holdings119
  Advisory Fee (net of waivers)$229,370
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Spirit of America Income Fund - Class C Shares (SACTX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-SACTX

Spirit of America Income Fund

Institutional Shares (SOITX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Spirit of America Income Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$93	0.90%

How did the Fund perform during the reporting period?

The Fund’s success in 2025 was due to its diversified approach, combining credit-sensitive fixed-income securities with select equity holdings in utilities and energy sectors. These equity exposures provided additional upside, benefiting from the growing demand for electricity driven by artificial intelligence (AI) infrastructure and the stability of energy prices. Despite significant volatility in bond yields throughout the year, the Fund’s active management of duration and credit risk allowed it to capitalize on narrowing credit spreads and opportunities in higher-yielding securities such as corporate bonds. The equity allocation added a layer of growth potential, helping to offset headwinds from market fluctuations.

With its blend of income-focused securities and strategic equity exposure, the Fund remains positioned to deliver competitive returns and consistent cash flows as it adapts to a dynamic economic environment.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Spirit of America Income Fund - Institutional Shares
Bloomberg U.S. Aggregate Bond Index
$125,000
$100,000
$75,000
$50,000
$25,000
$0
$121,805
$100,674
May-2020
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Spirit of America Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index
May-2020	$100,000	$100,000
Dec-2020	$109,894	$102,524
Dec-2021	$115,207	$100,943
Dec-2022	$100,796	$87,810
Dec-2023	$108,150	$92,665
Dec-2024	$114,110	$93,824
Dec-2025	$121,805	$100,674

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
Spirit of America Income Fund - Institutional Shares	6.74%	2.08%	3.54%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	0.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
P&C Insurance	2.7%
Midstream - Oil & Gas	2.9%
Institutional Brokerage	3.2%
Higher Education	3.4%
Econ & Indust Development	3.4%
Miscellaneous Tax	4.6%
Integrated Electric Utilities	4.6%
Banks	5.0%
Other	5.3%
Electricity And Public Power	6.0%
Hospitals	6.5%
Local Authority	7.9%
Tobacco	8.9%
Life Insurance	9.5%
Other Sectors	27.2%

Fund Statistics

  Net Assets$46,915,132
  Number of Portfolio Holdings119
  Advisory Fee (net of waivers)$229,370
  Portfolio Turnover0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Spirit of America Income Fund - Institutional Shares (SOITX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-SOITX

Spirit of America Large Cap Value Fund

Class A Shares (SOAVX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$167	1.53%

How did the Fund perform during the reporting period?

The Fund’s performance in 2025 reflected a mixed market environment, with strategic allocations across sectors navigating ongoing economic shifts and continued enthusiasm in certain growth areas.

A key contributor to the Fund’s returns was its exposure to high-performing companies in information technology and communication services, which benefited from sustained advancements in artificial intelligence (AI), digital infrastructure, and media innovations. These sectors drove meaningful gains amid broader market strength.

However, consumer discretionary and real estate holdings detracted from relative performance, facing headwinds from shifting consumer preferences, higher borrowing costs in certain periods, and regional challenges in commercial property markets.

As the market enters 2026, the Fund remains positioned to capitalize on enduring trends in AI, technological innovation, industrial resilience, and consumer dynamics.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Spirit of America Large Cap Value Fund - Class A Shares
Spirit of America Large Cap Value Fund - Class A Shares - with load
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$39,827
$37,724
$35,748
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

	Spirit of America Large Cap Value Fund - Class A Shares	Spirit of America Large Cap Value Fund - Class A Shares - with load	S&P 500® Index
12/31/15	$10,000	$9,476	$10,000
12/31/16	$10,849	$10,281	$11,196
12/31/17	$13,042	$12,359	$13,640
12/31/18	$12,016	$11,386	$13,042
12/31/19	$15,565	$14,750	$17,149
12/31/20	$17,976	$17,034	$20,304
12/31/21	$23,238	$22,020	$26,132
12/31/22	$19,124	$18,122	$21,399
12/31/23	$24,033	$22,774	$27,025
12/31/24	$32,033	$30,355	$33,786
12/31/25	$37,724	$35,748	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Large Cap Value Fund - Class A Shares
Without Load	17.77%	15.98%	14.20%
With Load	11.58%	14.73%	13.59%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
39.5%
Communications
10.7%
Financials
10.5%
Industrials
9.0%
Health Care
7.6%
Consumer Discretionary
6.6%
Utilities
5.7%
Consumer Staples
5.6%
Energy
3.0%
Real Estate Investment Trusts (REITs)
1.7%
Materials
1.2%
Liabilities in Excess of Other Assets
-1.1%

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Materials	1.2%
Real Estate Investment Trusts (REITs)	1.7%
Energy	3.0%
Consumer Staples	5.6%
Utilities	5.7%
Consumer Discretionary	6.6%
Health Care	7.6%
Industrials	9.0%
Financials	10.5%
Communications	10.7%
Technology	39.5%

Fund Statistics

  Net Assets$209,342,142
  Number of Portfolio Holdings157
  Advisory Fee $1,914,477
  Portfolio Turnover10%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Spirit of America Large Cap Value Fund - Class A Shares (SOAVX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-SOAVX

Spirit of America Large Cap Value Fund

Class C Shares (SACVX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$242	2.23%

How did the Fund perform during the reporting period?

The Fund’s performance in 2025 reflected a mixed market environment, with strategic allocations across sectors navigating ongoing economic shifts and continued enthusiasm in certain growth areas.

A key contributor to the Fund’s returns was its exposure to high-performing companies in information technology and communication services, which benefited from sustained advancements in artificial intelligence (AI), digital infrastructure, and media innovations. These sectors drove meaningful gains amid broader market strength.

However, consumer discretionary and real estate holdings detracted from relative performance, facing headwinds from shifting consumer preferences, higher borrowing costs in certain periods, and regional challenges in commercial property markets.

As the market enters 2026, the Fund remains positioned to capitalize on enduring trends in AI, technological innovation, industrial resilience, and consumer dynamics.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Spirit of America Large Cap Value Fund - Class C Shares
Spirit of America Large Cap Value Fund - Class C Shares - with load
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,174
$35,800
$35,800
Mar-2016
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Spirit of America Large Cap Value Fund - Class C Shares	Spirit of America Large Cap Value Fund - Class C Shares - with load	S&P 500® Index
Mar-2016	$10,000	$10,000	$10,000
Dec-2016	$10,965	$10,965	$11,293
Dec-2017	$13,089	$13,089	$13,759
Dec-2018	$11,976	$11,976	$13,156
Dec-2019	$15,401	$15,401	$17,298
Dec-2020	$17,665	$17,665	$20,481
Dec-2021	$22,676	$22,676	$26,360
Dec-2022	$18,529	$18,529	$21,586
Dec-2023	$23,125	$23,125	$27,260
Dec-2024	$30,610	$30,610	$34,081
Dec-2025	$35,800	$35,800	$40,174

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Large Cap Value Fund - Class C Shares
Without Load	16.95%	15.17%	13.90%
With Load	15.95%	15.17%	13.90%
S&P 500® Index	17.88%	14.42%	15.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Materials	1.2%
Real Estate Investment Trusts (REITs)	1.7%
Energy	3.0%
Consumer Staples	5.6%
Utilities	5.7%
Consumer Discretionary	6.6%
Health Care	7.6%
Industrials	9.0%
Financials	10.5%
Communications	10.7%
Technology	39.5%

Fund Statistics

  Net Assets$209,342,142
  Number of Portfolio Holdings157
  Advisory Fee $1,914,477
  Portfolio Turnover10%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Spirit of America Large Cap Value Fund - Class C Shares (SACVX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-SACVX

Spirit of America Large Cap Value Fund

Institutional Shares (SOIVX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Spirit of America Large Cap Value Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$135	1.23%

How did the Fund perform during the reporting period?

The Fund’s performance in 2025 reflected a mixed market environment, with strategic allocations across sectors navigating ongoing economic shifts and continued enthusiasm in certain growth areas.

A key contributor to the Fund’s returns was its exposure to high-performing companies in information technology and communication services, which benefited from sustained advancements in artificial intelligence (AI), digital infrastructure, and media innovations. These sectors drove meaningful gains amid broader market strength.

However, consumer discretionary and real estate holdings detracted from relative performance, facing headwinds from shifting consumer preferences, higher borrowing costs in certain periods, and regional challenges in commercial property markets.

As the market enters 2026, the Fund remains positioned to capitalize on enduring trends in AI, technological innovation, industrial resilience, and consumer dynamics.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Spirit of America Large Cap Value Fund - Institutional Shares
S&P 500® Index
$300,000
$240,000
$180,000
$120,000
$60,000
$0
$283,941
$263,397
May-2020
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Spirit of America Large Cap Value Fund - Institutional Shares	S&P 500® Index
May-2020	$100,000	$100,000
Dec-2020	$133,282	$134,279
Dec-2021	$172,792	$172,824
Dec-2022	$142,587	$141,524
Dec-2023	$179,733	$178,728
Dec-2024	$240,355	$223,445
Dec-2025	$283,941	$263,397

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
Spirit of America Large Cap Value Fund - Institutional Shares	18.13%	16.33%	20.21%
S&P 500® Index	17.88%	14.42%	18.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Materials	1.2%
Real Estate Investment Trusts (REITs)	1.7%
Energy	3.0%
Consumer Staples	5.6%
Utilities	5.7%
Consumer Discretionary	6.6%
Health Care	7.6%
Industrials	9.0%
Financials	10.5%
Communications	10.7%
Technology	39.5%

Fund Statistics

  Net Assets$209,342,142
  Number of Portfolio Holdings157
  Advisory Fee $1,914,477
  Portfolio Turnover10%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Spirit of America Large Cap Value Fund - Institutional Shares (SOIVX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-SOIVX

Spirit of America Municipal Tax Free Bond Fund

Class A Shares (SOAMX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$94	0.93%

How did the Fund perform during the reporting period?

The Fund’s performance in 2025 was supported by allocations to higher-yielding revenue bonds and essential service sectors, such as healthcare and utilities, which provided stability and consistent income during a year of heightened bond market volatility.

The Federal Reserve held rates in check for most of the year, citing concerns of the impact of announced tariffs on the economy. While the Fed’s decision to cut interest rates, late in the year, eased some pressure on fixed-income markets, broader economic uncertainties and fluctuating bond yields created challenges. The Fund’s focus on high-quality issuers and active duration management enabled it to navigate this environment effectively, ensuring stable income generation for shareholders. Moving forward, the Fund remains well-positioned to capitalize on resilient state and local fiscal conditions and ongoing demand for infrastructure investments.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Spirit of America Municipal Tax Free Bond Fund - Class A Shares
Spirit of America Municipal Tax Free Bond Fund - Class A Shares - with load
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$12,608
$11,756
$11,194
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

	Spirit of America Municipal Tax Free Bond Fund - Class A Shares	Spirit of America Municipal Tax Free Bond Fund - Class A Shares - with load	Bloomberg Municipal Bond Index
12/31/15	$10,000	$9,522	$10,000
12/31/16	$10,064	$9,583	$10,025
12/31/17	$10,542	$10,039	$10,571
12/31/18	$10,644	$10,135	$10,707
12/31/19	$11,183	$10,649	$11,513
12/31/20	$11,581	$11,028	$12,113
12/31/21	$11,683	$11,125	$12,297
12/31/22	$10,647	$10,139	$11,249
12/31/23	$11,124	$10,592	$11,969
12/31/24	$11,313	$10,773	$12,095
12/31/25	$11,756	$11,194	$12,608

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Municipal Tax Free Bond Fund - Class A Shares
Without Load	3.91%	0.30%	1.63%
With Load	-1.07%	-0.68%	1.13%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

What did the Fund invest in?

Sector Weighting (% of net assets)

Housing
20.1%
Utilities
16.2%
Transportation
12.8%
Lease
11.5%
Health Care
11.3%
Education
10.8%
Special Tax
8.3%
Local
4.5%
Idr & Pcr
4.4%
Money Market Funds
0.9%
Liabilities in Excess of Other Assets
-0.8%

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	0.9%
Idr & Pcr	4.4%
Local	4.5%
Special Tax	8.3%
Education	10.8%
Health Care	11.3%
Lease	11.5%
Transportation	12.8%
Utilities	16.2%
Housing	20.1%

Fund Statistics

  Net Assets$23,902,426
  Number of Portfolio Holdings109
  Advisory Fee (net of waivers)$27,128
  Portfolio Turnover26%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Spirit of America Municipal Tax Free Bond Fund - Class A Shares (SOAMX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-SOAMX

Spirit of America Municipal Tax Free Bond Fund

Class C Shares (SACFX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$180	1.78%

How did the Fund perform during the reporting period?

The Fund’s performance in 2025 was supported by allocations to higher-yielding revenue bonds and essential service sectors, such as healthcare and utilities, which provided stability and consistent income during a year of heightened bond market volatility.

The Federal Reserve held rates in check for most of the year, citing concerns of the impact of announced tariffs on the economy. While the Fed’s decision to cut interest rates, late in the year, eased some pressure on fixed-income markets, broader economic uncertainties and fluctuating bond yields created challenges. The Fund’s focus on high-quality issuers and active duration management enabled it to navigate this environment effectively, ensuring stable income generation for shareholders. Moving forward, the Fund remains well-positioned to capitalize on resilient state and local fiscal conditions and ongoing demand for infrastructure investments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Spirit of America Municipal Tax Free Bond Fund - Class C Shares
Spirit of America Municipal Tax Free Bond Fund - Class C Shares - with load
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$12,487
$10,697
$10,697
Mar-2016
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Spirit of America Municipal Tax Free Bond Fund - Class C Shares	Spirit of America Municipal Tax Free Bond Fund - Class C Shares - with load	Bloomberg Municipal Bond Index
Mar-2016	$10,000	$10,000	$10,000
Dec-2016	$9,881	$9,881	$9,929
Dec-2017	$10,263	$10,263	$10,470
Dec-2018	$10,263	$10,263	$10,604
Dec-2019	$10,704	$10,704	$11,403
Dec-2020	$10,993	$10,993	$11,997
Dec-2021	$10,996	$10,996	$12,179
Dec-2022	$9,934	$9,934	$11,141
Dec-2023	$10,281	$10,281	$11,854
Dec-2024	$10,380	$10,380	$11,979
Dec-2025	$10,697	$10,697	$12,487

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Municipal Tax Free Bond Fund - Class C Shares
Without Load	3.05%	-0.54%	0.69%
With Load	2.05%	-0.54%	0.69%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	0.9%
Idr & Pcr	4.4%
Local	4.5%
Special Tax	8.3%
Education	10.8%
Health Care	11.3%
Lease	11.5%
Transportation	12.8%
Utilities	16.2%
Housing	20.1%

Fund Statistics

  Net Assets$23,902,426
  Number of Portfolio Holdings109
  Advisory Fee (net of waivers)$27,128
  Portfolio Turnover26%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Spirit of America Municipal Tax Free Bond Fund - Class C Shares (SACFX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-SACFX

Spirit of America Municipal Tax Free Bond Fund

Institutional Shares (SOIMX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Spirit of America Municipal Tax Free Bond Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$79	0.77%

How did the Fund perform during the reporting period?

The Fund’s performance in 2025 was supported by allocations to higher-yielding revenue bonds and essential service sectors, such as healthcare and utilities, which provided stability and consistent income during a year of heightened bond market volatility.

The Federal Reserve held rates in check for most of the year, citing concerns of the impact of announced tariffs on the economy. While the Fed’s decision to cut interest rates, late in the year, eased some pressure on fixed-income markets, broader economic uncertainties and fluctuating bond yields created challenges. The Fund’s focus on high-quality issuers and active duration management enabled it to navigate this environment effectively, ensuring stable income generation for shareholders. Moving forward, the Fund remains well-positioned to capitalize on resilient state and local fiscal conditions and ongoing demand for infrastructure investments.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Spirit of America Municipal Tax Free Bond Fund - Institutional Shares
Bloomberg Municipal Bond Index
$125,000
$100,000
$75,000
$50,000
$25,000
$0
$111,236
$106,756
May-2020
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Spirit of America Municipal Tax Free Bond Fund - Institutional Shares	Bloomberg Municipal Bond Index
May-2020	$100,000	$100,000
Dec-2020	$104,367	$106,869
Dec-2021	$105,446	$108,491
Dec-2022	$96,224	$99,240
Dec-2023	$100,693	$105,593
Dec-2024	$102,574	$106,706
Dec-2025	$106,756	$111,236

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
Spirit of America Municipal Tax Free Bond Fund - Institutional Shares	4.08%	0.45%	1.16%
Bloomberg Municipal Bond Index	4.25%	0.80%	1.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	0.9%
Idr & Pcr	4.4%
Local	4.5%
Special Tax	8.3%
Education	10.8%
Health Care	11.3%
Lease	11.5%
Transportation	12.8%
Utilities	16.2%
Housing	20.1%

Fund Statistics

  Net Assets$23,902,426
  Number of Portfolio Holdings109
  Advisory Fee (net of waivers)$27,128
  Portfolio Turnover26%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Spirit of America Municipal Tax Free Bond Fund - Institutional Shares (SOIMX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-SOIMX

Spirit of America Real Estate Income and Growth Fund

Class A Shares (SOAAX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$162	1.62%

How did the Fund perform during the reporting period?

The Fund’s performance in 2025 reflected broader challenges across several REIT sectors amid mixed market conditions and sector-specific dynamics.

Key factors materially affecting performance included headwinds in residential and data center exposures. Residential REITs struggled with sector pressures leading to negative returns, while data center REITs delivered negative performance despite optimism around AI-driven demand. Other holdings, such as in health care and industrial properties, provided some resilience through demographic support and logistics strength, though overall results were tempered by broader REIT sentiment lows.

Looking ahead, the Fund will continue to focus on resilient assets and high-demand segments to navigate volatility, while maintaining a strategy emphasizing income and growth through equity REITs with strong track records.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Spirit of America Real Estate Income and Growth Fund - Class A Shares
Spirit of America Real Estate Income and Growth Fund - Class A Shares - with load
MSCI US REIT Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$39,827
$17,418
$15,142
$14,352
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

	Spirit of America Real Estate Income and Growth Fund - Class A Shares	Spirit of America Real Estate Income and Growth Fund - Class A Shares - with load	MSCI US REIT Index	S&P 500® Index
12/31/15	$10,000	$9,478	$10,000	$10,000
12/31/16	$10,566	$10,015	$10,860	$11,196
12/31/17	$11,284	$10,695	$11,411	$13,640
12/31/18	$10,511	$9,963	$10,889	$13,042
12/31/19	$13,461	$12,758	$13,703	$17,149
12/31/20	$12,770	$12,104	$12,665	$20,304
12/31/21	$18,137	$17,191	$18,119	$26,132
12/31/22	$12,975	$12,298	$13,678	$21,399
12/31/23	$14,212	$13,471	$15,557	$27,025
12/31/24	$15,285	$14,488	$16,919	$33,786
12/31/25	$15,142	$14,352	$17,418	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Real Estate Income and Growth Fund - Class A Shares
Without Load	-0.94%	3.47%	4.24%
With Load	-6.10%	2.35%	3.68%
MSCI US REIT Index	2.94%	6.58%	5.71%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

What did the Fund invest in?

Sector Weighting (% of net assets)

Real Estate
94.4%
Consumer Discretionary
1.9%
Industrials
1.1%
Financials
0.9%
Communications
0.8%
Energy
0.6%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.6%
Communications	0.8%
Financials	0.9%
Industrials	1.1%
Consumer Discretionary	1.9%
Real Estate	94.4%

Fund Statistics

  Net Assets$65,079,432
  Number of Portfolio Holdings94
  Advisory Fee $692,931
  Portfolio Turnover8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Spirit of America Real Estate Income and Growth Fund - Class A Shares (SOAAX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Spirit of America Real Estate Income and Growth Fund

Class C Shares (SACRX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$230	2.32%

How did the Fund perform during the reporting period?

The Fund’s performance in 2025 reflected broader challenges across several REIT sectors amid mixed market conditions and sector-specific dynamics.

Key factors materially affecting performance included headwinds in residential and data center exposures. Residential REITs struggled with sector pressures leading to negative returns, while data center REITs delivered negative performance despite optimism around AI-driven demand. Other holdings, such as in health care and industrial properties, provided some resilience through demographic support and logistics strength, though overall results were tempered by broader REIT sentiment lows.

Looking ahead, the Fund will continue to focus on resilient assets and high-demand segments to navigate volatility, while maintaining a strategy emphasizing income and growth through equity REITs with strong track records.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Spirit of America Real Estate Income and Growth Fund - Class C Shares
Spirit of America Real Estate Income and Growth Fund - Class C Shares - with load
MSCI US REIT Index
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,174
$17,094
$14,219
$14,219
Mar-2016
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Spirit of America Real Estate Income and Growth Fund - Class C Shares	Spirit of America Real Estate Income and Growth Fund - Class C Shares - with load	MSCI US REIT Index	S&P 500® Index
Mar-2016	$10,000	$10,000	$10,000	$10,000
Dec-2016	$10,569	$10,569	$10,658	$11,293
Dec-2017	$11,214	$11,214	$11,199	$13,759
Dec-2018	$10,380	$10,380	$10,687	$13,156
Dec-2019	$13,198	$13,198	$13,448	$17,298
Dec-2020	$12,426	$12,426	$12,429	$20,481
Dec-2021	$17,529	$17,529	$17,782	$26,360
Dec-2022	$12,448	$12,448	$13,423	$21,586
Dec-2023	$13,538	$13,538	$15,268	$27,260
Dec-2024	$14,459	$14,459	$16,604	$34,081
Dec-2025	$14,219	$14,219	$17,094	$40,174

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Real Estate Income and Growth Fund - Class C Shares
Without Load	-1.66%	2.73%	3.66%
With Load	-2.56%	2.73%	3.66%
MSCI US REIT Index	2.94%	6.58%	5.62%
S&P 500® Index	17.88%	14.42%	15.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.6%
Communications	0.8%
Financials	0.9%
Industrials	1.1%
Consumer Discretionary	1.9%
Real Estate	94.4%

Fund Statistics

  Net Assets$65,079,432
  Number of Portfolio Holdings94
  Advisory Fee $692,931
  Portfolio Turnover8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Spirit of America Real Estate Income and Growth Fund - Class C Shares (SACRX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Spirit of America Real Estate Income and Growth Fund

Institutional Shares (SOIAX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Spirit of America Real Estate Income and Growth Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$132	1.32%

How did the Fund perform during the reporting period?

The Fund’s performance in 2025 reflected broader challenges across several REIT sectors amid mixed market conditions and sector-specific dynamics.

Key factors materially affecting performance included headwinds in residential and data center exposures. Residential REITs struggled with sector pressures leading to negative returns, while data center REITs delivered negative performance despite optimism around AI-driven demand. Other holdings, such as in health care and industrial properties, provided some resilience through demographic support and logistics strength, though overall results were tempered by broader REIT sentiment lows.

Looking ahead, the Fund will continue to focus on resilient assets and high-demand segments to navigate volatility, while maintaining a strategy emphasizing income and growth through equity REITs with strong track records.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Spirit of America Real Estate Income and Growth Fund - Institutional Shares
MSCI US REIT Index
S&P 500® Index
$275,000
$220,000
$165,000
$110,000
$55,000
$0
$263,397
$166,787
$138,796
May-2020
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Spirit of America Real Estate Income and Growth Fund - Institutional Shares	MSCI US REIT Index	S&P 500® Index
May-2020	$100,000	$100,000	$100,000
Dec-2020	$115,516	$121,275	$134,279
Dec-2021	$164,485	$173,501	$172,824
Dec-2022	$118,004	$130,973	$141,524
Dec-2023	$129,535	$148,973	$178,728
Dec-2024	$139,889	$162,010	$223,445
Dec-2025	$138,796	$166,787	$263,397

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
Spirit of America Real Estate Income and Growth Fund - Institutional Shares	-0.78%	3.74%	5.95%
MSCI US REIT Index	2.94%	6.58%	9.44%
S&P 500® Index	17.88%	14.42%	18.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.6%
Communications	0.8%
Financials	0.9%
Industrials	1.1%
Consumer Discretionary	1.9%
Real Estate	94.4%

Fund Statistics

  Net Assets$65,079,432
  Number of Portfolio Holdings94
  Advisory Fee $692,931
  Portfolio Turnover8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Spirit of America Real Estate Income and Growth Fund - Institutional Shares (SOIAX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Spirit of America Utilities Fund

Class A Shares (SOAUX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$164	1.53%

How did the Fund perform during the reporting period?

The Fund, once again, delivered a strong return in 2025. The Fund’s success was fueled by the increasing demand and need for electricity to power the rapid expansion of artificial intelligence (AI) technologies and data centers. As AI adoption continues to accelerate globally, utilities played a critical role in meeting the massive energy requirements of data-intensive operations. Investments in nuclear power assets were particularly impactful, as nuclear energy continues to be an option for large tech companies as a clean and reliable power source amid heightened focus on de-carbonization.

With growing energy demand driven by AI development, electrification trends, and increased reliance on renewable and nuclear energy, the Fund is well positioned to continue delivering value in 2026. Its active management approach ensures a focus on companies that lead in innovation and operational efficiency.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Spirit of America Utilities Fund - Class A Shares
Spirit of America Utilities Fund - Class A Shares - with load
S&P 500® Index
S&P Utilities Select Sector Index
$20,000
$15,000
$10,000
$5,000
$0
$17,511
$13,580
$13,474
$12,700
Jan-2023
Dec-2023
Dec-2024
Dec-2025

	Spirit of America Utilities Fund - Class A Shares	Spirit of America Utilities Fund - Class A Shares - with load	S&P 500® Index	S&P Utilities Select Sector Index
Jan-2023	$10,000	$9,425	$10,000	$10,000
Dec-2023	$9,584	$9,033	$11,882	$9,481
Dec-2024	$11,762	$11,086	$14,855	$11,703
Dec-2025	$13,474	$12,700	$17,511	$13,580

Average Annual Total Returns

	1 Year	Since Inception (January 31, 2023)
Spirit of America Utilities Fund - Class A Shares
Without Load	14.56%	10.77%
With Load	7.96%	8.54%
S&P 500® Index	17.88%	21.19%
S&P Utilities Select Sector Index	16.04%	11.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

What did the Fund invest in?

Sector Weighting (% of net assets)

Utilities
93.5%
Industrials
2.5%
Energy
2.2%
Money Market Funds
1.8%

Value	Value
Money Market Funds	1.8%
Energy	2.2%
Industrials	2.5%
Utilities	93.5%

Fund Statistics

  Net Assets$50,428,941
  Number of Portfolio Holdings52
  Advisory Fee (net of waivers)$313,064
  Portfolio Turnover1%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Spirit of America Utilities Fund - Class A Shares (SOAUX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-SOAUX

Spirit of America Utilities Fund

Class C Shares (SOCUX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$244	2.29%

How did the Fund perform during the reporting period?

The Fund, once again, delivered a strong return in 2025. The Fund’s success was fueled by the increasing demand and need for electricity to power the rapid expansion of artificial intelligence (AI) technologies and data centers. As AI adoption continues to accelerate globally, utilities played a critical role in meeting the massive energy requirements of data-intensive operations. Investments in nuclear power assets were particularly impactful, as nuclear energy continues to be an option for large tech companies as a clean and reliable power source amid heightened focus on de-carbonization.

With growing energy demand driven by AI development, electrification trends, and increased reliance on renewable and nuclear energy, the Fund is well positioned to continue delivering value in 2026. Its active management approach ensures a focus on companies that lead in innovation and operational efficiency.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Spirit of America Utilities Fund - Class C Shares
Spirit of America Utilities Fund - Class C Shares - with load
S&P 500® Index
S&P Utilities Select Sector Index
$20,000
$15,000
$10,000
$5,000
$0
$17,511
$13,580
$13,176
$13,176
Jan-2023
Dec-2023
Dec-2024
Dec-2025

	Spirit of America Utilities Fund - Class C Shares	Spirit of America Utilities Fund - Class C Shares - with load	S&P 500® Index	S&P Utilities Select Sector Index
Jan-2023	$10,000	$10,000	$10,000	$10,000
Dec-2023	$9,515	$9,515	$11,882	$9,481
Dec-2024	$11,587	$11,587	$14,855	$11,703
Dec-2025	$13,176	$13,176	$17,511	$13,580

Average Annual Total Returns

	1 Year	Since Inception (January 31, 2023)
Spirit of America Utilities Fund - Class C Shares
Without Load	13.72%	9.92%
With Load	12.72%	9.92%
S&P 500® Index	17.88%	21.19%
S&P Utilities Select Sector Index	16.04%	11.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.8%
Energy	2.2%
Industrials	2.5%
Utilities	93.5%

Fund Statistics

  Net Assets$50,428,941
  Number of Portfolio Holdings52
  Advisory Fee (net of waivers)$313,064
  Portfolio Turnover1%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Spirit of America Utilities Fund - Class C Shares (SOCUX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-SOCUX

Spirit of America Utilities Fund

Institutional Shares (SOIUX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Spirit of America Utilities Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.  You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$138	1.28%

How did the Fund perform during the reporting period?

The Fund, once again, delivered a strong return in 2025. The Fund’s success was fueled by the increasing demand and need for electricity to power the rapid expansion of artificial intelligence (AI) technologies and data centers. As AI adoption continues to accelerate globally, utilities played a critical role in meeting the massive energy requirements of data-intensive operations. Investments in nuclear power assets were particularly impactful, as nuclear energy continues to be an option for large tech companies as a clean and reliable power source amid heightened focus on de-carbonization.

With growing energy demand driven by AI development, electrification trends, and increased reliance on renewable and nuclear energy, the Fund is well positioned to continue delivering value in 2026. Its active management approach ensures a focus on companies that lead in innovation and operational efficiency.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Spirit of America Utilities Fund - Institutional Shares
S&P 500® Index
S&P Utilities Select Sector Index
$200,000
$160,000
$120,000
$80,000
$40,000
$0
$175,111
$135,804
$135,664
Jan-2023
Dec-2023
Dec-2024
Dec-2025

	Spirit of America Utilities Fund - Institutional Shares	S&P 500® Index	S&P Utilities Select Sector Index
Jan-2023	$100,000	$100,000	$100,000
Dec-2023	$96,001	$118,822	$94,814
Dec-2024	$118,126	$148,550	$117,028
Dec-2025	$135,664	$175,111	$135,804

Average Annual Total Returns

	1 Year	Since Inception (January 31, 2023)
Spirit of America Utilities Fund - Institutional Shares	14.85%	11.03%
S&P 500® Index	17.88%	21.19%
S&P Utilities Select Sector Index	16.04%	11.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (516) 390-5565.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.8%
Energy	2.2%
Industrials	2.5%
Utilities	93.5%

Fund Statistics

  Net Assets$50,428,941
  Number of Portfolio Holdings52
  Advisory Fee (net of waivers)$313,064
  Portfolio Turnover1%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Spirit of America Utilities Fund - Institutional Shares (SOIUX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-SOIUX

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 19(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2)	John Desmond. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2025: $102,500

Fiscal year ended 2024: $102,500

(b)	Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2025: $0

Fiscal year ended 2024: $0

Fees for 2025 and 2024 related to the agreed-upon review of items within the Management’s Discussion of Fund Performance sections of the Funds’ Form N-CSR filing. Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)	Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2025: $18,500

Fiscal year ended 2024: $18,500

Fees for 2025 and 2024 related to the review of the registrant’s tax returns. Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)	All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2025: $0

Fiscal year ended 2024: $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X

Pre-Approval of Audit and Permitted Non-Audit Services Provided to the Company

Pre-Approval Requirements. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees therefor. The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Committee at each of its scheduled meetings.

De Minimis Exception to Pre-Approval: Pre-approval for a permitted non-audit service shall not be required if:

a.	the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Company to the Auditor in the fiscal year in which the non-audit services are provided;

b.	such services were not recognized by the Company at the time of the engagement to be non-audit services; and

c.	such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

Additionally, the Committee shall pre-approve the Auditor’s engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Company in accordance with the foregoing, if the engagement relates directly to the operations and financial reporting of the Company, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Auditor by the Company, the Adviser and any affiliate of the Adviser that provides ongoing services to the Company during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception).

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal years ended December 31, 2025 and December 31, 2024 are $0 and $0, respectively

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies.

Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The audit committee consists of John Desmond, Allen Kaufman and Stanley S. Thune.

Item 6. Investments.

(a)	Not applicable.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION
December 31, 2025

Spirit of America Real Estate Income and Growth Fund

Spirit of America Large Cap Value Fund

Spirit of America Municipal Tax Free Bond Fund

Spirit of America Income Fund

Spirit of America Utilities Fund

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | DECEMBER 31, 2025

	Shares	Market Value

Common Stocks 97.81%

Communications 0.78%
DigitalBridge Group, Inc.	33,000	$506,220

Consumer Discretionary 1.86%
Amazon.com, Inc.(a)	4,750	1,096,395
D.R. Horton, Inc.	800	115,224
		1,211,619
Data Center REITs 9.78%
Digital Realty Trust, Inc.	20,031	3,098,996
Equinix, Inc.	4,260	3,263,842
		6,362,838
Energy 0.54%
Cheniere Energy Partners LP	1,613	86,263
Energy Transfer LP	10,000	164,900
Enterprise Products Partners LP	1,500	48,090
MPLX LP	1,000	53,370
		352,623
Financials 0.93%
Blackstone Group, Inc. (The), Class A	2,000	308,280
KKR & Co. LP	2,350	299,578
		607,858
Gaming REITs 5.54%
Gaming and Leisure Properties, Inc.	28,885	1,290,871
VICI Properties, Inc.	82,297	2,314,191
		3,605,062
Health Care REITs 17.52%
American Healthcare REIT, Inc.	1,500	70,590
CareTrust REIT, Inc.	5,000	180,800
Healthcare Realty Trust, Inc.	8,000	135,600
Healthpeak Properties, Inc.	18,869	303,413
Omega Healthcare Investors, Inc.	45,000	1,995,300
Ventas, Inc.	28,250	2,185,985
Welltower, Inc.	35,175	6,528,832
		11,400,520
Homebuilding 0.35%
Lennar Corp., Class A	925	95,090
Millrose Properties, Inc.	462	13,800
Toll Brothers, Inc.	875	118,318
		227,208
Hotel REITs 1.36%
Host Hotels & Resorts, Inc.	39,900	707,427
Park Hotels & Resorts, Inc.	9,250	96,755
Sunstone Hotel Investors, Inc.	8,700	77,778
		881,960

See accompanying notes which are an integral part of these financial statements.

1

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2025

	Shares	Market Value

Industrial REITs 10.22%
Lineage, Inc.	2,100	$73,500
LXP Industrial Trust	540	26,773
Plymouth Industrial REIT, Inc.	1,500	32,820
Prologis, Inc.	24,301	3,102,266
Rexford Industrial Realty, Inc.	10,500	406,560
STAG Industrial, Inc.	38,950	1,431,802
Terreno Realty Corp.	26,875	1,577,831
		6,651,552
Industrials 1.14%
Vertiv Holdings Co., Class A	4,575	741,196

Infrastructure REITs 1.30%
American Tower Corp., Class A	2,970	521,443
Crown Castle International Corp.	3,690	327,930
		849,373
Midstream - Oil & Gas 0.06%
Plains All American Pipeline LP	2,000	35,920

Mortgage Finance 0.19%
Blackstone Mortgage Trust, Inc., Class A	2,200	42,086
Starwood Property Trust, Inc.	4,500	81,045
		123,131
Multi Asset Class REITs 0.99%
One Liberty Properties, Inc.	2,500	50,725
WP Carey, Inc.	9,200	592,112
		642,837
Office REITs 2.11%
Alexandria Real Estate Equities, Inc.	3,000	146,820
Boston Properties, Inc.	6,915	466,624
COPT Defense Properties	12,000	333,600
Cousins Properties, Inc.	6,500	167,570
Highwoods Properties, Inc.	2,000	51,640
Kilroy Realty Corp.	4,265	159,383
Net Lease Office Properties(a)	1,872	48,279
		1,373,916
Residential REITs 17.47%
American Homes 4 Rent, Class A	36,300	1,165,230
AvalonBay Communities, Inc.	10,890	1,974,466
Camden Property Trust	6,300	693,504
Equity LifeStyle Properties, Inc.	17,050	1,033,400
Equity Residential	23,615	1,488,690
Essex Property Trust, Inc.	6,986	1,828,096
Invitation Homes, Inc.	6,500	180,635
Mid-America Apartment Communities, Inc.	5,222	725,388
Sun Communities, Inc.	7,950	985,085
UDR, Inc.	35,350	1,296,638
		11,371,132

See accompanying notes which are an integral part of these financial statements.

2	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2025

	Shares	Market Value

Retail REITs 14.87%
Agree Realty Corp.	8,100	$583,443
Brixmor Property Group, Inc.	41,475	1,087,474
Federal Realty Investment Trust	9,700	977,760
Four Corners Property Trust, Inc.	5,000	115,300
Getty Realty Corp.	1,000	27,370
Kimco Realty Corp.	24,569	498,014
National Retail Properties, Inc.	17,750	703,433
Realty Income Corp.	28,585	1,611,336
Regency Centers Corp.	13,400	925,002
Simon Property Group, Inc.	14,850	2,748,884
Tanger Factory Outlet Centers, Inc.	12,000	400,440
		9,678,456
Self-Storage REITs 6.36%
CubeSmart	18,450	665,122
Extra Space Storage, Inc.	10,880	1,416,794
Public Storage	7,925	2,056,538
		4,138,454
Specialty REITs 4.25%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	717	22,535
Iron Mountain, Inc.	32,500	2,695,875
Postal Realty Trust, Inc., Class A	3,000	48,420
		2,766,830
Timber REITs 0.19%
Weyerhaeuser Co.	5,300	125,557

Total Commons Stocks
(Cost $54,644,475)		63,654,262

Preferred Stocks 1.91%

Data Center REITs 0.13%
Digital Realty Trust, Inc., Series J, 5.25%	4,000	82,840

Hotel REITs 1.20%
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,000	81,960
Pebblebrook Hotel Trust, Series F, 6.30%	2,500	47,625
Pebblebrook Hotel Trust, Series G, 6.38%	4,000	74,800
Pebblebrook Hotel Trust, Series H, 6.38%	6,000	106,080
Sotherly Hotels, Inc., Series B, 8.00%	6,000	101,340
Sotherly Hotels, Inc., Series C, 7.88%	2,000	34,540
Summit Hotel Properties, Inc., Series F, 5.88%	10,000	181,000
Sunstone Hotel Investors, Inc., Series H, 6.13%	4,000	79,800
Sunstone Hotel Investors, Inc., Series I, 5.70%	4,000	77,160
		784,305
Mortgage Finance 0.06%
New York Mortgage Trust Inc., Series G, 7.00%	2,000	38,340

Multi Asset Class REITs 0.07%
Vornado Realty Trust, Series M, 5.25%	2,500	42,375

See accompanying notes which are an integral part of these financial statements.

3

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2025

	Shares	Market Value

Residential REITs 0.07%
American Homes 4 Rent, Series G, 5.88%	2,000	$46,180

Retail REITs 0.26%
CTO Realty Growth, Inc., Series A, 6.38%	2,000	41,000
Federal Realty Investment Trust, Series C, 5.00%	6,500	130,650
		171,650
Self-Storage REITs 0.12%
Public Storage, Series I, 4.88%	1,917	37,017
Public Storage, Series L, 4.63%	2,000	37,000
		74,017
Total Preferred Stocks
(Cost $1,681,311)		1,239,707

Money Market Funds 0.02%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 3.69%(b)	13,786	13,786

Total Money Market Funds
(Cost $13,786)		13,786

Total Investments — 99.74%
(Cost $56,339,572)		64,907,755
Other Assets in Excess of Liabilities — 0.26%		171,677
NET ASSETS — 100.00%		$65,079,432

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

4	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | DECEMBER 31, 2025

	Shares	Market Value

Common Stocks 100.98%

Communications 10.64%
Alphabet, Inc., Class A	44,400	$13,897,200
Alphabet, Inc., Class C	3,550	1,113,990
AT&T, Inc.	9,500	235,980
DigitalBridge Group, Inc.	13,000	199,420
Meta Platforms, Inc., Class A	2,930	1,934,064
Netflix, Inc.(a)	21,050	1,973,648
Uber Technologies, Inc.(a)	2,300	187,933
Verizon Communications, Inc.	26,540	1,080,974
Walt Disney Co. (The)	14,500	1,649,665
		22,272,874
Consumer Discretionary 6.60%
Amazon.com, Inc.(a)	29,750	6,866,895
Chipotle Mexican Grill, Inc.(a)	7,000	259,000
Home Depot, Inc. (The)	5,738	1,974,446
Lowe’s Companies, Inc.	3,200	771,712
Masco Corp.	1,000	63,460
McDonald’s Corp.	2,580	788,525
NIKE, Inc., Class B	1,500	95,565
Starbucks Corp.	3,250	273,683
Tesla, Inc.(a)	5,625	2,529,675
TKO Group Holdings, Inc.	900	188,100
		13,811,061
Consumer Staples 5.64%
Altria Group, Inc.	12,650	729,399
Coca-Cola Co. (The)	7,600	531,316
Costco Wholesale Corp.	5,706	4,920,512
Kroger Co. (The)	7,500	468,600
PepsiCo, Inc.	2,200	315,744
Philip Morris International, Inc.	4,800	769,920
Procter & Gamble Co. (The)	6,015	862,010
Wal-Mart Stores, Inc.	28,802	3,208,831
		11,806,332
Energy 3.02%
Antero Midstream Corp.	3,000	53,370
Baker Hughes Co.	4,750	216,315
Cheniere Energy, Inc.	4,900	952,511
Chevron Corp.	3,060	466,375
ConocoPhillips	527	49,332
Diamondback Energy, Inc.	1,550	233,011
EOG Resources, Inc.	1,750	183,767
Exxon Mobil Corp.	4,908	590,629
Kinder Morgan, Inc.	7,750	213,047
Marathon Petroleum Corp.	550	89,447
Phillips 66	3,900	503,256
Targa Resources Corp.	3,700	682,650
Valero Energy Corp.	4,615	751,276
Williams Companies, Inc. (The)	22,350	1,343,459
		6,328,445

See accompanying notes which are an integral part of these financial statements.

5

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2025

	Shares	Market Value

Financials 10.37%
American Express Co.	5,000	$1,849,750
Bank of America Corp.	25,350	1,394,250
Berkshire Hathaway, Inc., Class B(a)	4,395	2,209,147
Blackstone Group, Inc. (The), Class A	14,000	2,157,960
Carlyle Group, Inc. (The)	6,050	357,616
Citigroup, Inc.	20,950	2,444,655
CME Group, Inc.	1,404	383,404
Coinbase Global, Inc., Class A(a)	750	169,605
Goldman Sachs Group, Inc. (The)	2,715	2,386,485
JPMorgan Chase & Co.	22,592	7,279,594
KKR & Co. LP	2,000	254,960
Morgan Stanley	3,000	532,590
Wells Fargo & Co.	3,000	279,600
		21,699,616
Health Care 7.64%
Abbott Laboratories	3,100	388,399
AbbVie, Inc.	20,550	4,695,469
Bristol-Myers Squibb Co.	4,500	242,730
Eli Lilly & Co.	3,065	3,293,894
Humana, Inc.	1,150	294,550
McKesson Corp.	4,670	3,830,754
Medtronic PLC	7,069	679,048
Merck & Co., Inc.	9,250	973,655
Quest Diagnostics, Inc.	3,800	659,414
Thermo Fisher Scientific, Inc.	1,090	631,601
UnitedHealth Group, Inc.	750	247,583
Vertex Pharmaceuticals, Inc.(a)	100	45,336
		15,982,433
Industrials 9.03%
AeroVironment, Inc.(a)	300	72,567
Caterpillar, Inc.	11,090	6,353,128
CSX Corp.	34,600	1,254,250
Cummins, Inc.	3,550	1,812,097
Deere & Co.	5,560	2,588,569
FedEx Corp.	1,800	519,948
GE Vernova LLC	2,425	1,584,907
Honeywell International, Inc.	8,850	1,726,547
ITT, Inc.	300	52,053
Johnson Controls International PLC	8,253	988,297
Lockheed Martin Corp., Class B	1,000	483,670
Raytheon Technologies Corp.	2,100	385,140
United Parcel Service, Inc., Class B	2,550	252,935
Vertiv Holdings Co., Class A	3,675	595,387
Waste Connections, Inc.	1,375	241,120
		18,910,615
Materials 1.22%
CF Industries Holdings, Inc.	6,300	487,242
Corteva, Inc.	7,233	484,828
DuPont de Nemours, Inc.	1,100	44,220
Freeport-McMoRan, Inc.	3,500	177,765
MP Materials Corp.(a)	1,200	60,624

See accompanying notes which are an integral part of these financial statements.

6	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2025

	Shares	Market Value

Materials (cont.)
New Linde PLC	1,400	$596,946
Newmont Goldcorp Corp.	4,500	449,325
Nucor Corp.	400	65,244
Qnity Electronics, Inc.(a)	550	44,907
Ramaco Resources, Inc., Class A	2,100	37,800
Solstice Advanced Materials, Inc.(a)	2,212	107,459
		2,556,360
Real Estate Investment Trusts (REITs) 1.71%
Digital Realty Trust, Inc.	2,400	371,304
Equinix, Inc.	900	689,544
Iron Mountain, Inc.	5,350	443,782
Prologis, Inc.	5,350	682,981
Sun Communities, Inc.	1,350	167,278
VICI Properties, Inc.	2,073	58,293
Welltower, Inc.	6,250	1,160,063
Weyerhaeuser Co.	500	11,845
		3,585,090
Technology 39.44%
Accenture PLC, Class A	3,725	999,417
Advanced Micro Devices, Inc.(a)	9,100	1,948,856
Apple, Inc.	35,782	9,727,695
Applied Materials, Inc.	11,920	3,063,321
ARM Holdings PLC ADR(a)	1,300	142,103
Broadcom, Inc.	5,325	1,842,982
Cisco Systems, Inc.	17,150	1,321,064
Cognizant Technology Solutions Corp., Class A	4,600	381,800
CoreWeave, Inc., Class A(a)	3,400	243,474
Corning, Inc.	8,000	700,480
Crowdstrike Holdings, Inc., Class A(a)	4,625	2,168,015
Dell Technologies, Inc., Class C	1,624	204,429
D-Wave Quantum, Inc.(a)	3,500	91,525
Garmin Ltd.	1,150	233,277
HP, Inc.	500	11,140
International Business Machines Corp.	2,668	790,288
MasterCard, Inc., Class A	2,450	1,398,656
Microchip Technology, Inc.	6,450	410,994
Microsoft Corp.	19,299	9,333,382
NetApp, Inc.	2,600	278,434
NortonLifeLock, Inc.	24,700	671,593
NVIDIA Corp.	165,920	30,944,080
Oracle Corp.	30,475	5,939,882
Palantir Technologies, Inc., Class A(a)	6,400	1,137,600
Palo Alto Networks, Inc.(a)	5,750	1,059,150
Paychex, Inc.	2,650	297,277
QUALCOMM, Inc.	4,050	692,753
ServiceNow, Inc.(a)	5,650	865,524
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,050	319,085
Texas Instruments, Inc.	8,100	1,405,269
Visa, Inc., Class A	7,450	2,612,790
Workday, Inc., Class A(a)	4,400	945,032
Zscaler, Inc.(a)	1,700	382,364
		82,563,731

See accompanying notes which are an integral part of these financial statements.

7

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2025

	Shares	Market Value

Utilities 5.67%
AES Corp.	3,000	$43,020
American Electric Power Company, Inc.	2,250	259,447
Constellation Energy Corp.	7,575	2,676,020
Dominion Energy, Inc.	10,000	585,900
Duke Energy Corp.	2,250	263,722
Edison International	2,600	156,052
Entergy Corp.	4,650	429,800
IDACORP, Inc.	700	88,592
NextEra Energy, Inc.	23,725	1,904,643
NRG Energy, Inc.	500	79,620
Oklo, Inc.(a)	16,150	1,158,924
PPL Corp.	2,000	70,040
Sempra Energy	250	22,073
Talen Energy Corp.(a)	3,250	1,218,230
Vistra Energy Corp.	11,450	1,847,229
WEC Energy Group, Inc.	10,100	1,065,146
		11,868,458
Total Common Stocks
(Cost $83,284,676)		211,385,015

Preferred Stocks 0.17%

Financials 0.17%
Bank of America Corp., Series GG, 6.00%	4,000	100,400
Bank of America Corp., Series HH, 5.88%	2,000	49,060
Bank of America Corp., Series LL, 5.00%	2,000	41,520
Bank of America Corp., Series SS, 4.75%	2,000	39,380
JPMorgan Chase & Co., Series EE, 6.00%	2,000	50,280
Prudential Financial, Inc., 5.63%	2,000	47,640
RenaissanceRE Holdings Ltd., Series G, 4.20%	150	2,367
U.S. Bancorp, Series O, 4.50%	2,000	36,320
		366,967
Total Preferred Stocks
(Cost $403,750)		366,967

Total Investments — 101.15%
(Cost $83,688,426)		211,751,982
Liabilities in Excess of Other Assets — (1.15)%		(2,409,840)
NET ASSETS — 100.00%		$209,342,142

(a)	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

8	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | DECEMBER 31, 2025

	Principal Amount	Market Value

Municipal Bonds 99.94%

California 3.68%
California Health Facilities Financing, Callable 11/15/2027 @ 100, 5.00%, 11/15/2056	$250,000	$251,550
Los Angeles Department of Water & Power, 5.00%, 7/1/2054	250,000	257,021
Los Angeles Department of Water & Power, Callable 1/1/2027 @ 100, 5.00%, 7/1/2042	250,000	252,493
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 5/15/2037	15,000	15,020
Southern California Public Power Authority, Callable 7/1/2034 @ 100, 5.00%, 7/1/2053	100,000	104,239
		880,323
Colorado 1.48%
City & County of Denver CO Pledged Excise Tax, Callable 8/1/2026 @ 100, 5.00%, 8/1/2044	100,000	100,445
Colorado Health Facilities Authority, Callable 5/15/2028 @ 100, 5.00%, 11/15/2048	250,000	253,076
		353,521
Connecticut 1.60%
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/2026 @ 100, 3.25%, 11/15/2036	250,000	242,817
Connecticut Housing Finance Authority, Revenue Bonds, Callable 5/15/2027 @ 100, 3.40%, 11/15/2037	25,000	24,716
Connecticut State Health & Educational Facility Authority, Revenue Bonds, 5.00%, 7/1/2034	100,000	100,107
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 5.00%, 7/1/2034	15,000	15,089
		382,729
Delaware 0.94%
Delaware Transportation Authority, 5.00%, 6/1/2055	225,000	225,022

District of Columbia 1.30%
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (Fannie Mae), 4.45%, 6/15/2031	310,000	311,550

Florida 9.49%
City of Orlando FL Public Improvements, Revenue Bonds, 5.00%, 10/1/2046	1,000,000	1,001,011
City of Tampa FL, Callable 5/15/2026 @ 100, 5.00%, 11/15/2046	250,000	250,417
Florida Keys Aqueduct Authority, 5.00%, 9/1/2049	150,000	150,036
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, 5.00%, 10/1/2030	500,000	500,914
Miami-Dade County Expressway Authority, 5.00%, 7/1/2040	350,000	351,537
School Board of Miami-Dade County (The), Certificates of Participation, Callable 2/1/2026 @ 100, 4.00%, 2/1/2033	15,000	15,013
		2,268,928
Georgia 3.38%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2029 @ 100, 3.00%, 11/1/2037	325,000	306,078
Main Street Natural Gas, Inc., Callable 5/15/2029 @ 100, 5.00%, 5/15/2043	250,000	254,518
Municipal Electric Authority of Georgia, 5.00%, 7/1/2060	250,000	247,692
		808,288
Illinois 7.47%
Chicago Transit Authority Sales Tax Receipts Fund, Callable 12/1/2026 @ 100, 5.00%, 12/1/2046	250,000	250,910
Chicago Transit Authority Sales Tax Receipts Fund, Callable 12/1/2029 @ 100, 4.00%, 12/1/2055	250,000	219,602
City of Chicago IL Waterworks Revenue, Callable 5/1/2033 @ 100, 5.25%, 11/1/2053	250,000	258,503
Illinois Finance Authority, Callable 8/15/2032 @ 100, 5.00%, 8/15/2051	250,000	251,827

See accompanying notes which are an integral part of these financial statements.

9

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2025

	Principal Amount	Market Value

Illinois (cont.)
Illinois State Finance Authority, Revenue Bonds Series 2020 A, Callable 4/1/2030 @ 100, 4.00%, 4/1/2050	$5,000	$4,464
Illinois State Toll Highway Authority, 5.00%, 1/1/2041	300,000	301,612
Metropolitan Pier & Exposition Authority, 5.00%, 6/15/2050	500,000	498,217
		1,785,135
Louisiana 1.63%
City of New Orleans LA, Callable 12/1/2030 @ 100, 5.00%, 12/1/2050	250,000	254,423
City of Shreveport LA Water & Sewer Revenue, Callable 12/1/2028 @ 100, 4.00%, 12/1/2049	150,000	135,487
		389,910
Maine 0.95%
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, 3.75%, 11/15/2044	100,000	94,020
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, 3.60%, 11/15/2036	90,000	88,865
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, 3.45%, 11/15/2032	45,000	45,004
		227,889
Maryland 1.05%
City of Baltimore MD, Callable 1/1/2027 @ 100, 5.00%, 7/1/2046	250,000	251,350

Massachusetts 5.94%
Massachusetts Development Finance Agency, 5.00%, 12/1/2046	300,000	301,439
Massachusetts Housing Finance Agency, Revenue Bonds, 3.25%, 12/1/2036	575,000	544,124
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.75%, 12/1/2037	250,000	249,957
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2027 @ 100, 3.25%, 12/1/2032	200,000	200,527
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.55%, 12/1/2037	85,000	84,332
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 6/1/2026 @ 100, 3.15%, 12/1/2026	40,000	40,020
		1,420,399
Michigan 4.14%
Michigan Finance Authority Revenue, 5.00%, 11/1/2044	250,000	250,099
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, 6.00%, 12/1/2035	500,000	489,034
Michigan State Building Authority, Callable 10/15/2026 @ 100, 5.00%, 10/15/2051	250,000	251,203
		990,336
Minnesota 1.47%
Southern Minnesota Municipal Power Agency Power Supply System, Revenue Bonds, Callable 1/1/2026 @ 100, 5.00%, 1/1/2041	350,000	350,000

Missouri 3.38%
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2026 @ 100, 4.00%, 11/15/2045	500,000	456,146
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), 3.75%, 11/15/2039	100,000	97,342
St. Louis Municipal Finance Corp., Callable 10/1/2030 @ 100, 5.00%, 10/1/2049	250,000	254,662
		808,150

See accompanying notes which are an integral part of these financial statements.

10	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2025

	Principal Amount	Market Value

Nebraska 2.89%
Omaha Public Power District Nebraska City Station, Callable 2/1/2026 @ 100, 5.00%, 2/1/2049	$125,000	$125,063
University of Nebraska Facilities Corp. (The), 4.00%, 7/15/2062	630,000	564,442
		689,505
Nevada 0.95%
Las Vegas Convention & Visitors Authority, Callable 7/1/2028 @ 100, 4.00%, 7/1/2049	250,000	226,991

New Jersey 7.71%
Borough of Seaside Heights NJ, General Obligation Unlimited, 4.00%, 4/1/2026	125,000	125,141
New Jersey Health Care Facilities Financing Authority, Callable 7/1/2026 @ 100, 5.00%, 7/1/2043	250,000	251,123
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 5.00%, 7/1/2027	5,000	5,009
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2026 @ 100, 3.50%, 11/1/2036	500,000	499,989
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2026 @ 100, 3.90%, 11/1/2050	175,000	160,638
New Jersey Turnpike Authority, Callable 7/1/2035 @ 100, 4.75%, 1/1/2050	250,000	257,216
Tobacco Settlement Financing Corp., 5.00%, 6/1/2046	400,000	394,292
Tobacco Settlement Financing Corp., Callable 6/1/2028 @ 100, 5.25%, 6/1/2046	150,000	149,625
		1,843,033
New Mexico 1.05%
New Mexico Finance Authority, 5.25%, 6/1/2053	250,000	250,193

New York 13.69%
City of New York NY, Callable 8/1/2031 @ 100, 5.00%, 8/1/2047	250,000	255,953
Metropolitan Transportation Authority, Callable 5/15/2030 @ 100, 5.25%, 11/15/2055	250,000	255,193
Metropolitan Transportation Authority, 5.00%, 11/15/2050	250,000	253,062
New York City Housing Development Corp., Callable 5/1/2032 @ 100, 5.00%, 11/1/2060	250,000	250,159
New York City Housing Development Corp., Callable 5/1/2032 @ 100, 5.05%, 11/1/2065	100,000	100,063
New York City Housing Development Corp., Revenue Bonds, Callable 11/1/2026 @ 100, 3.60%, 11/1/2031	250,000	250,101
New York City Housing Development Corp., Revenue Bonds, Callable 5/1/2026 @ 100, 3.10%, 11/1/2032	250,000	249,995
New York City Housing Development Corp., Revenue Bonds, Callable 2/1/2026 @ 100, 3.50%, 11/1/2032	150,000	150,044
New York State Dormitory Authority, Callable 7/1/2030 @ 100, 4.00%, 7/1/2052	230,000	215,124
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid Withholding), 3.25%, 4/1/2031	280,000	280,027
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	5,000	5,003
New York State Thruway Authority, Callable 1/1/2026 @ 100, 5.00%, 1/1/2046	250,000	250,067
New York State Thruway Authority, Callable 1/1/2026 @ 100, 5.00%, 1/1/2051	250,000	250,041
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2030 @ 100, 5.00%, 11/15/2054	250,000	255,668
TSASC, Inc./NY, Callable 6/1/2027 @ 100, 5.00%, 6/1/2041	250,000	250,631
		3,271,131
North Carolina 2.17%
North Carolina Turnpike Authority, Callable 1/1/2034 @ 100, 5.00%, 1/1/2058	300,000	306,607
North Carolina Turnpike Authority, Callable 1/1/2030 @ 100, 5.00%, 1/1/2049	110,000	111,858
University of North Carolina at Charlotte (The), Revenue Bonds, Callable 10/1/2027 @ 100, 4.00%, 10/1/2037	100,000	100,350
		518,815

See accompanying notes which are an integral part of these financial statements.

11

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2025

	Principal Amount	Market Value

Ohio 2.12%
Franklin County Convention Facilities Authority, Callable 12/1/2029 @ 100, 5.00%, 12/1/2046	$250,000	$254,208
Port of Greater Cincinnati Development Authority, Callable 6/1/2034 @ 100, 5.00%, 12/1/2063	250,000	251,922
		506,130
Pennsylvania 6.64%
City of Philadelphia PA Water & Wastewater Revenue, 5.00%, 10/1/2052	450,000	454,639
Geisinger PA Authority Health System, 5.00%, 2/15/2045	145,000	145,904
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 8/15/2027 @ 100, 5.00%, 8/15/2047	250,000	251,856
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, 5.00%, 5/1/2037	100,000	77,287
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, 5.00%, 5/1/2042	100,000	70,105
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), 4.00%, 5/1/2032	100,000	81,815
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2033 @ 100, 5.45%, 4/1/2051	150,000	156,357
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2027 @ 100, 3.65%, 10/1/2042	100,000	93,642
Philadelphia Gas Works Co., 5.00%, 8/1/2050	250,000	256,235
		1,587,840
Rhode Island 1.09%
Rhode Island Housing & Mortgage Finance Corp., Callable 10/1/2032 @ 100, 5.45%, 10/1/2053	250,000	261,093

South Carolina 0.85%
South Carolina Public Service Authority, Callable 12/1/2026 @ 100, 5.00%, 12/1/2041	200,000	201,713

South Dakota 1.22%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2026 @ 100, 2.45%, 5/1/2027	250,000	247,352
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2026 @ 100, 3.13%, 11/1/2036	45,000	42,934
		290,286
Tennessee 1.06%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 5.00%, 7/1/2026	200,000	200,353
Tennessee Housing Development Agency, Revenue Bonds, Callable 1/1/2027 @ 100, 3.40%, 7/1/2037	55,000	53,871
		254,224
Texas 9.44%
Austin TX Electric Utility System Revenue, Revenue Bonds Series 2019 B, Callable 11/15/2029 @ 100, 5.00%, 11/15/2049	15,000	15,343
City of Austin TX Electric Utility Revenue, 5.00%, 11/15/2045	250,000	250,000
City of Houston TX Combined Utility System, Callable 11/15/2026 @ 100, 5.00%, 11/15/2044	250,000	250,027
Clifton Higher Education Finance Corp., School Improvements, Refunding Revenue Bonds, 4.00%, 8/15/2044	500,000	475,449
Comal Independent School District, Unlimited Tax School Building Bonds, Callable 2/1/2026 @ 100, 4.00%, 2/1/2034	250,000	250,252
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 11/15/2030	130,000	130,426
North Texas Tollway Authority, Callable 1/1/2028 @ 100, 5.00%, 1/1/2048	250,000	253,210

See accompanying notes which are an integral part of these financial statements.

12	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2025

	Principal Amount	Market Value

Texas (cont.)
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, (OID), 4.00%, 9/15/2042	$250,000	$238,219
Texas Public Finance Authority, Revenue Bonds, Callable 12/1/2026 @ 100, 4.00%, 12/1/2031	200,000	201,514
White Oak Independent School District, Unlimited Tax School Building Bonds, Callable 2/15/2027 @ 100, 4.00%, 2/15/2029	190,000	192,632
		2,257,072
Vermont 0.21%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 3.75%, 8/15/2037	50,000	49,999

Virginia 0.32%
Virginia State Resource Authority Infrastructure, Revenue Bonds, Callable 11/1/2026 @ 100, 4.00%, 11/1/2033	75,000	75,047

Washington 0.63%
Washington State Convention Center Public Facilities District, Callable 7/1/2028 @ 100, 5.00%, 7/1/2048	150,000	150,401

Total Municipal Bonds
(Cost $24,090,667)		23,887,003

	Shares

Money Market Funds 0.87%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 3.69%(a)	208,712	208,712

Total Money Market Funds
(Cost $208,712)		208,712

Total Investments — 100.81%
(Cost $24,299,379)		24,095,715
Liabilities in Excess of Other Assets — (0.81)%		(193,289)
NET ASSETS — 100.00%		$23,902,426

(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

13

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | DECEMBER 31, 2025

	Shares	Market Value

Common Stocks 5.93%

Communications 0.65%
Verizon Communications, Inc.	7,500	$305,475

Energy 3.13%
Chevron Corp.	2,500	381,025
Enbridge, Inc.	12,500	597,875
South Bow Corp.	3,000	82,410
TC Energy Corp.	7,500	412,575
		1,473,885
Financials 0.47%
Blackstone Mortgage Trust, Inc., Class A	11,565	221,238

Real Estate 1.68%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,000	220,010
Healthpeak Properties, Inc.	1,348	21,676
Realty Income Corp.	3,048	171,816
Simon Property Group, Inc.	2,000	370,220
		783,722
Total Common Stocks
(Cost $2,234,702)		2,784,320

Preferred Stocks 20.94%

Financials 13.42%
Affiliated Managers Group, Inc., 4.20%	15,000	230,550
Affiliated Managers Group, Inc., 4.75%	10,000	169,600
Allstate Corp. (The), Series I, 4.75%	10,000	193,800
American Financial Group, Inc., 5.13%	15,000	284,850
American Financial Group, Inc., 5.63%	20,000	414,600
Athene Holding Ltd., Series D, 4.88%	20,000	340,600
Bank of America Corp., Series HH, 5.88%	8,000	196,240
Bank of America Corp., Series PP, 4.13%	16,667	286,173
Bank of America Corp., Series QQ, 4.25%	10,000	176,400
Brighthouse Financial, Inc., Series C, 5.38%	20,000	249,600
Capital One Financial Corp., Series J, 4.80%	10,000	180,900
Capital One Financial Corp., Series K, 4.63%	18,500	324,120
CNO Financial Group, Inc., 5.13%	2,000	38,000
Equitable Holdings, Inc., Series C, 4.30%	20,000	325,400
Fulton Financial Corp., Series A, 5.13%	6,000	112,980
Huntington Bancshares, Inc., Series H, 4.50%	10,000	170,900
KeyCorp, Series G, 5.63%	15,000	318,900
MetLife, Inc., Series F, 4.75%	10,000	197,300
Northern Trust Corp., Series E, 4.70%	10,000	194,200
Prudential Financial, Inc., 5.63%	10,000	238,200
RenaissanceRE Holdings Ltd., Series G, 4.20%	850	13,413
Selective Insurance Group, Inc., Series B, 4.60%	1,000	16,720
State Street Corp., 5.35%	1,000	22,450
U.S. Bancorp, Series L, 3.75%	20,000	306,600
U.S. Bancorp, Series M, 4.00%	10,000	163,400
W.R. Berkley Corp., 5.10%	20,000	392,400
Washington Federal, Inc., Series A, 4.88%	10,000	167,600

See accompanying notes which are an integral part of these financial statements.

14	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2025

	Shares	Market Value

Financials (cont.)
Wells Fargo & Co., Series AA, 4.70%	10,000	$193,500
Wells Fargo & Co., Series CC, 4.38%	10,000	181,200
Wells Fargo & Co., Series Z, 4.75%	10,000	194,900
		6,295,496
Real Estate 2.91%
Brookfield Property Partners LP, Series A, 5.75%	7,500	99,750
Diversified Healthcare Trust, 5.63%	26,660	426,826
Federal Realty Investment Trust, Series C, 5.00%	7,500	150,750
Public Storage, Series N, 3.88%	20,000	308,600
Public Storage, Series S, 4.10%	10,000	162,600
Vornado Realty Trust, 5.40%	12,298	217,306
		1,365,832
Utilities 4.61%
BIP Bermuda Holdings I Ltd., 5.13%	10,000	165,300
Brookfield Infrastructure Partners LP, 5.00%	10,000	163,800
Brookfield Infrastructure Partners LP, 5.13%	25,000	418,750
DTE Energy Co., Series G, 4.38%	15,000	255,750
Entergy Arkansas, Inc., 4.88%	10,000	207,000
Entergy Louisiana LLC, 4.88%	10,000	204,500
Entergy Mississippi, Inc., 4.90%	15,000	308,100
Southern Co., 4.95%	10,000	202,400
Southern Co., 5.25%	6,000	129,660
Southern Co., Series C, 4.20%	6,000	106,440
		2,161,700
Total Preferred Stocks
(Cost $13,597,409)		9,823,028

	Principal Amount

Collateralized Mortgage Obligations 0.09%
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A7, 5.50%, 10/25/2035	$16,101	8,503
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A27, 5.50%, 10/25/2035	14,893	7,866
Citicorp Mortgage Securities, Inc., Class 1A12, 5.00%, 2/25/2035	26,657	25,851

Total Collateralized Mortgage Obligations
(Cost $44,570)		42,220

Corporate Bonds 16.15%
Bank of New York Mellon Corp. (The), 4.63%, 12/20/2049	500,000	497,123
Bank of New York Mellon Corp. (The), 3.70%, 3/20/2169	100,000	99,759
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	95,283
Exelon Generation Co. LLC, 5.60%, 6/15/2042(a)	400,000	403,015
Fifth Third Bancorp, 8.25%, 3/1/2038	250,000	308,386
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036	500,000	550,600
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037	850,000	951,846
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037	250,000	273,339
MetLife, Inc., 9.25%, 4/8/2038(a)	1,500,000	1,806,369
MetLife, Inc., 10.75%, 8/1/2039	1,000,000	1,338,131

See accompanying notes which are an integral part of these financial statements.

15

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2025

	Principal Amount	Market Value

Corporate Bonds (cont.)
PECO Energy Capital Trust IV, 5.75%, 6/15/2033	$1,000,000	$990,914
Valero Energy Corp., 8.75%, 6/15/2030	224,000	262,391

Total Corporate Bonds
(Cost $7,594,518)		7,577,156

Municipal Bonds 57.96%

Alabama 4.06%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds, 5.50%, 11/15/2043	2,000,000	1,906,175

Arizona 0.37%
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue Bonds, Callable 7/1/2030 @ 100, 2.70%, 7/1/2045	250,000	174,514

California 2.90%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 2/1/2026	465,000	466,101
California State University, Revenue Bonds Series 2020 B, Callable 5/1/2030 @ 100, 3.07%, 11/1/2042	100,000	78,605
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 8/1/2031	310,000	331,996
San Bernardino City Unified School District, School Improvements, Certificates of Participation, (AGM) (OID), 8.25%, 2/1/2026	255,000	255,736
University of California Revenues, Revenue Bonds, 4.13%, 5/15/2045	250,000	229,840
		1,362,278
Colorado 1.00%
Colorado Mesa University, 6.75%, 5/15/2042	425,000	467,268

Florida 2.67%
City of Miami Gardens FL Public Improvements, Build America Bonds, Certificates of Participation, 7.17%, 6/1/2026	230,000	232,775
County of Miami-Dade FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 4/1/2040	750,000	880,698
Town of Miami Lakes FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/1/2030	125,000	135,139
		1,248,612
Georgia 4.07%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 1/1/2026 @ 100, 4.50%, 1/1/2047	100,000	91,857
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 4/1/2057	1,371,000	1,539,622
State of Georgia, Public Improvements, General Obligation Unlimited, 3.84%, 2/1/2032	280,000	276,839
		1,908,318
Hawaii 1.04%
State of Hawaii, General Obligation Unlimited, Callable 10/1/2026 @ 100, 4.05%, 10/1/2032	495,000	489,662

Illinois 0.61%
City of Chicago IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/1/2040	250,000	270,376
Village of Glenwood IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/1/2028	15,000	15,659
		286,035

See accompanying notes which are an integral part of these financial statements.

16	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2025

	Principal Amount	Market Value

Kansas 0.81%
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Series 2020 B, Callable 9/1/2030 @ 100, 3.17%, 9/1/2046	$500,000	$378,011

Massachusetts 0.61%
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/1/2035	250,000	270,973
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, 6.57%, 5/1/2039	15,000	15,015
		285,988
Michigan 0.22%
Onsted Community Schools, School Improvements, General Obligation Unlimited, 5.90%, 5/1/2027	100,000	100,839
St. Johns Public Schools, General Obligation Unlimited, 6.65%, 5/1/2040	5,000	5,013
		105,852
Missouri 6.46%
City of Kansas City MO, Revenue Bonds, 7.83%, 4/1/2040	2,090,000	2,462,005
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 1/1/2039	475,000	568,479
		3,030,484
Nevada 2.42%
County of Washoe NV, Public Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	690,000	818,192
County of Washoe NV, Public Improvements, Build America Revenue Bonds, 7.88%, 2/1/2040	250,000	319,874
		1,138,066
New Jersey 0.91%
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, 6.19%, 7/1/2040	500,000	426,118

New York 2.93%
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 5/1/2041	195,000	198,007
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 3/1/2046	500,000	504,319
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 7/15/2040	465,000	511,840
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 4/1/2040	150,000	164,239
		1,378,405
North Carolina 0.41%
County of Cabarrus NC, School Improvements, Revenue Bonds, 5.50%, 4/1/2026	190,000	190,608

Ohio 5.00%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 2/15/2050	490,000	569,714
American Municipal Power, Inc., Revenue Bonds, 6.27%, 2/15/2050	445,000	460,061
County of Cuyahoga OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 2/15/2040	1,000,000	1,116,712
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited (School District Credit Program), 5.65%, 9/1/2031	200,000	200,142
		2,346,629

See accompanying notes which are an integral part of these financial statements.

17

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2025

	Principal Amount	Market Value

Pennsylvania 4.21%
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds, Callable 12/1/2029 @ 100, 3.58%, 12/1/2043	$390,000	$316,548
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/1/2037	520,000	566,561
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 3/15/2028	15,000	15,125
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/1/2039	1,000,000	1,077,414
		1,975,648
Rhode Island 0.81%
Narragansett Bay Commission, Revenue Bonds Series 2020 A, Callable 9/1/2030 @ 100, 2.92%, 9/1/2043	500,000	377,932

Texas 2.71%
Frisco Economic Development Corp., Public Improvements, Revenue Bonds, 4.20%, 2/15/2034	1,000,000	988,021
Midland County Hospital District, Health, Hospital & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 5/15/2039	260,000	279,927
		1,267,948
Virgin Islands 3.29%
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 7/1/2035	1,000,000	1,086,382
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 7/1/2028	445,000	455,059
		1,541,441
Virginia 8.93%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, (OID), Callable 6/1/2026 @ 100, 6.71%, 6/1/2046	5,245,000	4,189,444

Washington 1.52%
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 9/1/2030	168,214	174,894
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 9/1/2032	500,000	541,753
		716,647
Total Municipal Bonds
(Cost $28,028,094)		27,192,083

Total Investments — 101.07%
(Cost $51,499,293)		47,418,807
Liabilities in Excess of Other Assets — (1.07)%		(503,675)
NET ASSETS — 100.00%		$46,915,132

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGM — Assured Guaranty Municipal Corp.

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

18	SPIRIT OF AMERICA

SPIRIT OF AMERICA UTILITIES FUND
SCHEDULE OF INVESTMENTS | DECEMBER 31, 2025

	Shares	Market Value

Common Stocks 98.21%

Energy 2.24%
Kinder Morgan, Inc.	8,000	$219,920
ONEOK, Inc.	3,275	240,712
Targa Resources Corp.	1,725	318,263
Williams Companies, Inc. (The)	5,800	348,638
		1,127,533
Industrials 2.44%
NuScale Power Corp.(a)	4,500	63,765
Republic Services, Inc.	2,200	466,246
Waste Management, Inc.	3,200	703,072
		1,233,083
Utilities 93.53%
AES Corp.	31,500	451,710
Alliant Energy Corp.	7,000	455,070
Ameren Corp.	15,400	1,537,844
American Electric Power Company, Inc.	14,600	1,683,526
American Water Works Company, Inc.	2,250	293,625
Atmos Energy Corp.	5,600	938,728
Brookfield Renewable Corp., Class A	5,900	226,206
California Water Service Group	6,500	281,645
CenterPoint Energy, Inc.	24,800	950,832
Chesapeake Utilities Corp.	4,500	561,420
Clearway Energy, Inc., Class C	23,800	791,588
CMS Energy Corp.	21,700	1,517,481
Constellation Energy Corp.	6,800	2,402,236
Dominion Energy, Inc.	7,600	445,284
DTE Energy Co.	14,900	1,921,802
Duke Energy Corp.	18,050	2,115,640
Edison International	10,858	651,697
Entergy Corp.	23,450	2,167,483
Essential Utilities, Inc.	34,350	1,317,666
Evergy, Inc.	16,750	1,214,207
Eversource Energy	20,050	1,349,967
Exelon Corp.	29,550	1,288,085
FirstEnergy Corp.	33,800	1,513,226
IDACORP, Inc.	4,850	613,816
National Fuel Gas Co.	4,300	344,258
New Jersey Resources Corp.	11,650	537,298
NextEra Energy, Inc.	34,150	2,741,562
Nisource, Inc.	35,500	1,482,480
Northwest Natural Holdings Co.	11,950	558,543
NorthWestern Corp.	8,700	561,498
NRG Energy, Inc.	6,450	1,027,098
Oklo, Inc.(a)	1,500	107,640
Pinnacle West Capital Corp.	4,000	354,800
PNM Resources, Inc.	5,600	329,728
Portland General Electric Co.	16,900	811,031
PPL Corp.	55,450	1,941,859
Public Service Enterprise Group, Inc.	19,500	1,565,850
Sempra Energy	18,300	1,615,707
Southern Co.	11,300	985,360

See accompanying notes which are an integral part of these financial statements.

19

SPIRIT OF AMERICA UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONT.) | DECEMBER 31, 2025

	Shares	Market Value

Utilities (cont.)
Southwest Gas Corp.	4,200	$336,084
Talen Energy Corp.(a)	1,550	581,002
Vistra Energy Corp.	11,450	1,847,229
WEC Energy Group, Inc.	9,650	1,017,689
Xcel Energy, Inc.	23,400	1,728,324
		47,165,824
Total Common Stocks
(Cost $43,081,609)		49,526,440

Money Market Funds 1.79%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 3.69%(b)	900,121	900,121

Total Money Market Funds
(Cost $900,121)		900,121

Total Investments — 100.00%
(Cost $43,981,730)		50,426,561
Other Assets in Excess of Liabilities — 0.00%		2,380
NET ASSETS — 100.00%		$50,428,941

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

20	SPIRIT OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund		Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Utilities Fund

ASSETS
Investments in securities at fair value (cost $56,339,572, $83,688,426, $24,299,379, $51,499,293, and $43,981,730, respectively)	$64,907,755	$211,751,982		$24,095,715	$47,418,807	$50,426,561
Cash	24,342	5,404		—	—	—
Receivable for investments sold	—	302,645		—	—	—
Receivable for Fund shares sold	—	38,002		—	—	—
Receivable for distribution reinvestment	—	1,854		—	—	—
Dividends and interest receivable	260,077	88,813		278,848	624,415	81,062
Prepaid expenses	15,298	21,702		16,298	17,089	25,753
TOTAL ASSETS	65,207,472	212,210,402		24,390,861	48,060,311	50,533,376

LIABILITIES
Line of credit payable	—	2,531,321		—	956,664	—
Payable for Fund shares redeemed	9,793	32,129		69,236	116,624	21,366
Payable for investments purchased	—	—		350,565	—	—
Payable for distributions to shareholders	—	—		22,020	—	—
Payable for investment advisory fees	55,026	175,859		1,883	13,974	32,428
Payable for distribution (12b-1) fees	17,214	53,921		3,544	11,544	10,262
Payable for accounting and administration fees	6,625	16,971		3,391	5,361	5,260
Payable for Chief Compliance Officer fees	248	747		92	187	182
Payable for transfer agent fees	1,325	2,264		404	1,557	469
Other accrued expenses	37,809	55,048		37,300	39,268	34,468
TOTAL LIABILITIES	128,040	2,868,260		488,435	1,145,179	104,435
NET ASSETS	$65,079,432	$209,342,142		$23,902,426	$46,915,132	$50,428,941

SOURCE OF NET ASSETS
As of December 31, 2025, net assets consisted of:
Paid-in capital	$56,559,444	$78,967,774		$34,426,317	$49,961,731	$43,897,328
Accumulated earnings (deficit)	8,519,988	130,374,368		(10,523,891)	(3,046,599)	6,531,613
NET ASSETS	$65,079,432	$209,342,142		$23,902,426	$46,915,132	$50,428,941

NET ASSETS:
Class A Shares	$65,008,599	$208,922,371		$23,768,039	$46,526,654	$50,387,698
Class C Shares	$56,950	$391,379		$124,776	$375,077	$27,680
Institutional Shares	$13,883	$28,392		$9,611	$13,401	$13,563
SHARES OUTSTANDING ($0.001 par value, 500,000,000 authorized shares):
Class A Shares	8,137,624	5,884,332		2,760,198	4,625,330	2,427,424
Class C Shares	7,279	11,032		14,531	37,272	1,322
Institutional Shares	1,798	800		1,119	1,328	653
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares(a)	$7.99	$35.50		$8.61	$10.06	$20.76
Class C Shares(b)	$7.82	$35.48		$8.59	$10.06	$20.94
Institutional Shares	$7.72	$35.50	(c)	$8.59	$10.09	$20.78	(c)
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$8.43	$37.47		$9.04	$10.56	$22.03
MAXIMUM SALES CHARGE:
Class A Shares	5.25%	5.25%		4.75%	4.75%	5.75%

(a)	A contingent deferred sales charge of 1.00% may be charged on shares held less than one year where an indirect commission was paid.
(b)	A contingent deferred sales charge of 1.00% may be charged on shares held less than 13 months.
(c)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes which are an integral part of these financial statements.

21

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund	Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Utilities Fund

INVESTMENT INCOME
Dividends	$2,266,112	$2,459,914	$4,520	$861,566	$1,217,594
Foreign dividend taxes withheld	—	(2,605)	—	(10,877)	—
Interest	—	—	1,103,101	2,553,944	—
TOTAL INVESTMENT INCOME	2,266,112	2,457,309	1,107,621	3,404,633	1,217,594

EXPENSES
Investment advisory	692,931	1,914,477	164,162	341,053	374,442
Distribution (12b-1) - Class A Shares	214,079	590,910	40,832	140,974	96,415
Distribution (12b-1) - Class C Shares	626	3,739	1,300	4,390	231
Accounting and Administration	69,538	178,254	29,307	55,199	40,920
Registration	34,369	33,929	39,837	40,925	43,352
Auditing	24,514	24,515	24,515	24,515	24,514
Printing	19,754	38,191	9,611	20,558	11,753
Transfer agent	16,273	27,297	4,996	19,258	5,230
Directors	15,137	39,502	5,774	12,224	7,336
Sub transfer agent	14,031	37,235	4,766	10,595	8,579
Insurance	13,591	35,662	5,877	12,075	5,505
Legal	10,924	28,436	4,075	8,578	5,602
Custodian	5,537	22,580	4,820	5,019	8,448
Chief Compliance Officer	3,100	8,441	1,149	2,426	1,719
Pricing	1,946	3,090	23,161	16,028	964
Line of credit	1,902	4,825	734	1,538	934
Interest	1,188	8,803	6,258	23,914	—
Other	20,354	29,748	20,027	25,902	17,179
TOTAL EXPENSES	1,159,794	3,029,634	391,201	765,171	653,123
Fees waived by Adviser	—	—	(137,034)	(111,683)	(61,378)
NET EXPENSES	1,159,794	3,029,634	254,167	653,488	591,745
NET INVESTMENT INCOME (LOSS)	1,106,318	(572,325)	853,454	2,751,145	625,849

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	3,611,330	16,976,259	(203,761)	1,610,795	1,458
Net realized gain on foreign currency transactions	—	—	—	123	—
Net realized gain on written options transactions	1,220	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(5,314,929)	16,000,534	320,152	(778,758)	3,884,185
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,702,379)	32,976,793	116,391	832,160	3,885,643
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(596,061)	$32,404,468	$969,845	$3,583,305	$4,511,492

See accompanying notes which are an integral part of these financial statements.

22	SPIRIT OF AMERICA

[THIS PAGE INTENTIONALLY LEFT BLANK]

23

STATEMENTS OF CHANGES IN NET ASSETS

	Spirit of America Real Estate Income and Growth Fund		Spirit of America Large Cap Value Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024

OPERATIONS
Net investment income (loss)	$1,106,318	$1,311,866	$(572,325)	$(107,206)
Net realized gain (loss) from investment and foreign currency transactions	3,612,550	3,791,441	16,976,259	14,780,051
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	(5,314,929)	(52,036)	16,000,534	35,298,172
Net increase (decrease) in net assets resulting from operations	(596,061)	5,051,271	32,404,468	49,971,017
DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings:
Class A Shares	(4,723,792)	(5,063,845)	(17,114,704)	(10,679,301)
Class C Shares	(4,069)	(5,037)	(33,111)	(20,045)
Institutional Shares	(1,002)	(995)	(2,270)	(1,315)
Return of capital:
Class A Shares	(2,177,684)	(1,563,718)	(1,321,532)	(1,243,336)
Class C Shares	(1,583)	(1,261)	—	—
Institutional Shares	(451)	(321)	(251)	(218)
Total distributions to shareholders	(6,908,581)	(6,635,177)	(18,471,868)	(11,944,215)
CAPITAL TRANSACTIONS
Class A Shares:
Shares sold	11,427,315	8,924,037	33,066,000	28,266,905
Shares issued from reinvestment of distributions	4,558,172	4,509,125	13,455,132	8,683,190
Shares redeemed	(16,004,714)	(15,773,853)	(41,627,154)	(34,474,904)
Total Class A Shares	(19,227)	(2,340,691)	4,893,978	2,475,191
Class C Shares:
Shares sold	—	500	12,500	12,237
Shares issued from reinvestment of distributions	1,319	2,094	9,261	5,267
Shares redeemed	(11,713)	(106,882)	(15,239)	(35,441)
Total Class C Shares	(10,394)	(104,288)	6,522	(17,937)
Institutional Shares:
Shares issued from reinvestment of distributions	1,453	1,316	2,521	1,533
Total Institutional Shares	1,453	1,316	2,521	1,533
Increase (decrease) in net assets derived from capital share transactions	(28,168)	(2,443,663)	4,903,021	2,458,787
Total increase (decrease) in Net Assets	(7,532,810)	(4,027,569)	18,835,621	40,485,589
NET ASSETS
Beginning of year	72,612,242	76,639,811	190,506,521	150,020,932
End of year	$65,079,432	$72,612,242	$209,342,142	$190,506,521
SHARE TRANSACTIONS
Class A Shares:
Shares sold	1,314,960	961,462	954,534	901,915
Shares issued from reinvestment of distributions	553,487	516,090	379,061	264,360
Shares redeemed	(1,861,822)	(1,732,939)	(1,212,060)	(1,080,628)
Total Class A Shares	6,625	(255,387)	121,535	85,647
Class C Shares:
Shares sold	—	55	456	375
Shares issued from reinvestment of distributions	164	244	261	160
Shares redeemed	(1,312)	(12,067)	(474)	(1,332)
Total Class C Shares	(1,148)	(11,768)	243	(797)
Institutional Shares:
Shares issued from reinvestment of distributions	183	155	71	47
Total Institutional Shares	183	155	71	47

See accompanying notes which are an integral part of these financial statements.

24	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

Spirit of America Municipal Tax Free Bond Fund		Spirit of America Income Fund		Spirit of America Utilities Fund
For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024

$853,454	$903,989	$2,751,145	$3,280,000	$625,849	$367,374
(203,761)	(222,321)	1,610,918	(70,363)	1,458	—
320,152	(108,436)	(778,758)	364,488	3,884,185	3,089,506
969,845	573,232	3,583,305	3,574,125	4,511,492	3,456,880

(850,149)	(901,222)	(3,463,729)	(3,564,150)	(582,575)	(313,265)
(2,997)	(2,502)	(23,931)	(22,056)	(325)	(141)
(308)	(265)	(877)	(688)	(177)	(161)

—	—	—	—	(2,925,010)	(1,588,180)
—	—	—	—	(1,633)	(713)
—	—	—	—	(894)	(819)
(853,454)	(903,989)	(3,488,537)	(3,586,894)	(3,510,614)	(1,903,279)

1,258,041	1,865,065	4,339,586	7,613,286	23,525,956	11,796,385
566,010	570,558	1,976,542	1,996,364	2,331,069	1,265,549
(8,387,549)	(6,869,914)	(22,539,551)	(18,268,193)	(3,464,120)	(2,066,285)
(6,563,498)	(4,434,291)	(16,223,423)	(8,658,543)	22,392,905	10,995,649

1,320	1,320	—	25,000	12,500	—
2,875	2,246	17,758	18,314	1,958	854
(10,172)	(4,475)	(128,168)	(250)	—	—
(5,977)	(909)	(110,410)	43,064	14,458	854

308	264	877	688	1,071	980
308	264	877	688	1,071	980
(6,569,167)	(4,434,936)	(16,332,956)	(8,614,791)	22,408,434	10,997,483
(6,452,776)	(4,765,693)	(16,238,188)	(8,627,560)	23,409,312	12,551,084

30,355,202	35,120,895	63,153,320	71,780,880	27,019,629	14,468,545
$23,902,426	$30,355,202	$46,915,132	$63,153,320	$50,428,941	$27,019,629

148,230	217,409	427,705	739,626	1,104,960	589,297
66,489	66,559	195,270	195,562	112,453	66,674
(987,972)	(800,803)	(2,215,245)	(1,784,255)	(164,365)	(108,379)
(773,253)	(516,835)	(1,592,270)	(849,067)	1,053,048	547,592

156	154	—	2,475	643	—
338	263	1,754	1,794	94	45
(1,184)	(521)	(12,670)	(25)	—	—
(690)	(104)	(10,916)	4,244	737	45

37	31	86	68	52	52
37	31	86	68	52	52

See accompanying notes which are an integral part of these financial statements.

25

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

CLASS A SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$8.92	$9.12	$9.12	$13.90	$10.45

From Investment Operations:
Net investment income[1]	0.14	0.16	0.16	0.14	0.08
Net realized and unrealized gain (loss) on investments	(0.22)	0.49	0.69	(4.07)	4.22
Total from investment operations	(0.08)	0.65	0.85	(3.93)	4.30

Less Distributions:
Distributions from net investment income	(0.14)	(0.16)	(0.16)	(0.17)	(0.14)
Distributions from net capital gains	(0.45)	(0.49)	(0.58)	(0.55)	(0.71)
Distributions from return of capital	(0.26)	(0.20)	(0.11)	(0.13)	—
Total distributions	(0.85)	(0.85)	(0.85)	(0.85)	(0.85)

Net Asset Value, End of Year	$7.99	$8.92	$9.12	$9.12	$13.90
Total Return[2]	(0.94)%	7.55%	9.53%	(28.46)%	42.03%

Ratios and Supplemental Data:
Net assets, end of year (000)	$65,009	$72,525	$76,446	$90,567	$133,371
Ratio of net expenses to average net assets	1.62%	1.60%[3]	1.60%[4]	1.54%	1.52%
Ratio of net investment income to average net assets	1.55%	1.79%	1.76%	1.28%	0.68%
Portfolio turnover rate	8%	8%	4%	16%	17%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Includes interest expense of 0.01%.
[4]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

26	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

CLASS C SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$8.75	$8.94	$8.96	$13.68	$10.26

From Investment Operations:
Net investment income[1]	0.07	0.08	0.10	0.07	0.01
Net realized and unrealized gain (loss) on investments	(0.21)	0.50	0.67	(4.01)	4.14
Total from investment operations	(0.14)	0.58	0.77	(3.94)	4.15

Less Distributions:
Distributions from net investment income	(0.12)	(0.12)	(0.13)	(0.13)	(0.02)
Distributions from net capital gains	(0.45)	(0.49)	(0.58)	(0.55)	(0.71)
Distributions from return of capital	(0.22)	(0.16)	(0.08)	(0.10)	—
Total distributions	(0.79)	(0.77)	(0.79)	(0.78)	(0.73)

Net Asset Value, End of Year	$7.82	$8.75	$8.94	$8.96	$13.68
Total Return[2]	(1.66)%	6.81%	8.75%	(28.98)%	41.07%

Ratios and Supplemental Data:
Net assets, end of year (000)	$57	$74	$181	$178	$216
Ratio of net expenses to average net assets	2.32%	2.30%[3]	2.30%[4]	2.25%	2.22%
Ratio of net investment income to average net assets	0.80%	0.93%	1.12%	0.62%	0.06%
Portfolio turnover rate	8%	8%	4%	16%	17%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect contingent deferred sales charge.
[3]	Includes interest expense of 0.01%.
[4]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

27

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$8.66	$8.87	$8.90	$13.60	$10.24

From Investment Operations:
Net investment income[1]	0.15	0.19	0.19	0.17	0.11
Net realized and unrealized gain (loss) on investments	(0.21)	0.48	0.66	(3.99)	4.14
Total from investment operations	(0.06)	0.67	0.85	(3.82)	4.25

Less Distributions:
Distributions from net investment income	(0.15)	(0.17)	(0.18)	(0.19)	(0.18)
Distributions from net capital gains	(0.45)	(0.49)	(0.58)	(0.55)	(0.71)
Distributions from return of capital	(0.28)	(0.22)	(0.12)	(0.14)	—
Total distributions	(0.88)	(0.88)	(0.88)	(0.88)	(0.89)

Net Asset Value, End of Year	$7.72	$8.66	$8.87	$8.90	$13.60
Total Return	(0.78)%	7.99%	9.77%	(28.26)%	42.39%

Ratios and Supplemental Data:
Net assets, end of year (000)	$14	$14	$13	$12	$16
Ratio of net expenses to average net assets	1.32%	1.30%[2]	1.30%[3]	1.24%	1.22%
Ratio of net investment income to average net assets	1.81%	2.10%	2.13%	1.59%	0.89%
Portfolio turnover rate	8%	8%	4%	16%	17%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Includes interest expense of 0.01%.
[3]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

28	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

CLASS A SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$32.99	$26.37	$22.14	$29.57	$24.47

From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.02)	0.12	0.12	0.02
Net realized and unrealized gain (loss) on investments	5.91	8.76	5.51	(5.38)	7.05
Total from investment operations	5.81	8.74	5.63	(5.26)	7.07

Less Distributions:
Distributions from net investment income	—	—	(0.11)	(0.10)	(0.01)
Distributions from net capital gains	(3.06)	(1.90)	(0.90)	(1.97)	(1.79)
Distributions from return of capital	(0.24)	(0.22)	(0.39)	(0.10)	(0.17)
Total distributions	(3.30)	(2.12)	(1.40)	(2.17)	(1.97)

Net Asset Value, End of Year	$35.50	$32.99	$26.37	$22.14	$29.57
Total Return[2]	17.77%	33.29%	25.67%	(17.70)%	29.27%

Ratios and Supplemental Data:
Net assets, end of year (000)	$208,922	$190,127	$149,697	$122,333	$157,478
Ratio of net expenses to average net assets	1.53%	1.52%[3]	1.53%[3]	1.51%	1.50%
Ratio of net investment income (loss) to average net assets	(0.29)%	(0.06)%	0.51%	0.48%	0.06%
Portfolio turnover rate	10%	7%	5%	10%	11%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

29

SPIRIT OF AMERICA LARGE CAP VALUE FUND

CLASS C SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$32.99	$26.38	$22.17	$29.56	$24.48

From Investment Operations:
Net investment loss[1]	(0.34)	(0.24)	(0.05)	(0.06)	(0.18)
Net realized and unrealized gain (loss) on investments	5.89	8.75	5.50	(5.36)	7.05
Total from investment operations	5.55	8.51	5.45	(5.42)	6.87

Less Distributions:
Distributions from net investment income	—	—	(0.08)	—	—
Distributions from net capital gains	(3.06)	(1.90)	(0.90)	(1.97)	(1.79)
Distributions from return of capital	—	—	(0.26)	—	—
Total distributions	(3.06)	(1.90)	(1.24)	(1.97)	(1.79)

Net Asset Value, End of Year	$35.48	$32.99	$26.38	$22.17	$29.56
Total Return[2]	16.95%	32.37%	24.80%	(18.29)%	28.37%

Ratios and Supplemental Data:
Net assets, end of year (000)	$391	$356	$306	$194	$308
Ratio of net expenses to average net assets	2.23%	2.22%[3]	2.23%[3]	2.21%	2.20%
Ratio of net investment loss to average net assets	(0.99)%	(0.76)%	(0.18)%	(0.24)%	(0.64)%
Portfolio turnover rate	10%	7%	5%	10%	11%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect contingent deferred sales charge.
[3]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

30	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$32.98	$26.35	$22.12	$29.56	$24.46

From Investment Operations:
Net investment income[1]	—	0.08	0.20	0.20	0.10
Net realized and unrealized gain (loss) on investments	5.92	8.77	5.50	(5.39)	7.06
Total from investment operations	5.92	8.85	5.70	(5.19)	7.16

Less Distributions:
Distributions from net investment income	—	—	(0.13)	(0.15)	(0.02)
Distributions from net capital gains	(3.06)	(1.90)	(0.90)	(1.97)	(1.79)
Distributions from return of capital	(0.34)	(0.32)	(0.44)	(0.13)	(0.25)
Total distributions	(3.40)	(2.22)	(1.47)	(2.25)	(2.06)

Net Asset Value, End of Year	$35.50	$32.98	$26.35	$22.12	$29.56
Total Return	18.13%	33.73%	26.05%	(17.48)%	29.64%

Ratios and Supplemental Data:
Net assets, end of year (000)	$28	$24	$18	$14	$17
Ratio of net expenses to average net assets	1.23%	1.22%[2]	1.23%[2]	1.21%	1.20%
Ratio of net investment income to average net assets	0.01%	0.24%	0.80%	0.78%	0.36%
Portfolio turnover rate	10%	7%	5%	10%	11%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

31

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

CLASS A SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$8.55	$8.64	$8.44	$9.44	$9.54

From Investment Operations:
Net investment income	0.27	0.24	0.17	0.17	0.18
Net realized and unrealized gain (loss) on investments	0.06	(0.09)	0.20	(1.00)	(0.10)
Total from investment operations	0.33	0.15	0.37	(0.83)	0.08

Less Distributions:
Distributions from net investment income	(0.27)	(0.24)	(0.17)	(0.17)	(0.18)
Total distributions	(0.27)	(0.24)	(0.17)	(0.17)	(0.18)

Net Asset Value, End of Year	$8.61	$8.55	$8.64	$8.44	$9.44
Total Return[1]	3.91%	1.71%	4.48%	(8.87)%	0.88%

Ratios and Supplemental Data:
Net assets, end of year (000)	$23,768	$30,216	$34,980	$39,309	$62,397
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.43%[2]	1.34%[3]	1.26%[2]	1.19%	1.10%
After expense waiver or recoupment	0.93%[2]	0.92%[3]	0.92%[2]	0.92%	0.90%
Ratio of net investment income to average net assets	3.13%	2.74%	2.03%	1.90%	1.94%
Portfolio turnover rate	26%	4%	24%	—%	11%

[1]	Calculation does not reflect sales load.
[2]	Includes interest expense of 0.02%.
[3]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

32	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

CLASS C SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$8.53	$8.61	$8.42	$9.42	$9.52

From Investment Operations:
Net investment income	0.20	0.16	0.10	0.09	0.10
Net realized and unrealized gain (loss) on investments	0.06	(0.08)	0.19	(1.00)	(0.10)
Total from investment operations	0.26	0.08	0.29	(0.91)	—

Less Distributions:
Distributions from net investment income	(0.20)	(0.16)	(0.10)	(0.09)	(0.10)
Total distributions	(0.20)	(0.16)	(0.10)	(0.09)	(0.10)

Net Asset Value, End of Year	$8.59	$8.53	$8.61	$8.42	$9.42
Total Return[1]	3.05%	0.97%	3.49%	(9.66)%	0.03%

Ratios and Supplemental Data:
Net assets, end of year (000)	$125	$130	$132	$139	$153
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.28%[2]	2.19%[3]	2.11%[2]	2.04%	1.95%
After expense waiver or recoupment	1.78%[2]	1.77%[3]	1.77%[2]	1.77%	1.75%
Ratio of net investment income to average net assets	2.31%	1.89%	1.19%	1.06%	1.11%
Portfolio turnover rate	26%	4%	24%	—%	11%

[1]	Calculation does not reflect contingent deferred sales charge.
[2]	Includes interest expense of 0.02%.
[3]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

33

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$8.53	$8.62	$8.42	$9.42	$9.52

From Investment Operations:
Net investment income	0.28	0.25	0.19	0.18	0.20
Net realized and unrealized gain (loss) on investments	0.06	(0.09)	0.20	(1.00)	(0.10)
Total from investment operations	0.34	0.16	0.39	(0.82)	0.10

Less Distributions:
Distributions from net investment income	(0.28)	(0.25)	(0.19)	(0.18)	(0.20)
Total distributions	(0.28)	(0.25)	(0.19)	(0.18)	(0.20)

Net Asset Value, End of Year	$8.59	$8.53	$8.62	$8.42	$9.42
Total Return	4.08%	1.87%	4.64%	(8.75)%	1.03%

Ratios and Supplemental Data:
Net assets, end of year (000)	$10	$9	$9	$9	$9
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.28%[1]	1.19%[2]	1.11%[1]	1.04%	0.95%
After expense waiver or recoupment	0.77%[1]	0.77%[2]	0.77%[1]	0.77%	0.75%
Ratio of net investment income to average net assets	3.31%	2.89%	2.19%	2.06%	2.08%
Portfolio turnover rate	26%	4%	24%	—%	11%

[1]	Includes interest expense of 0.02%.
[2]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

34	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

CLASS A SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$10.08	$10.09	$10.03	$12.39	$12.44

From Investment Operations:
Net investment income	0.51	0.50	0.52	0.44	0.50
Net realized and unrealized gain (loss) on investments	0.13	0.03	0.16	(1.99)	0.06
Total from investment operations	0.64	0.53	0.68	(1.55)	0.56

Less Distributions:
Distributions from net investment income	(0.51)	(0.49)	(0.48)	(0.43)	(0.46)
Distributions from net capital gains	(0.15)	(0.05)	(0.14)	(0.38)	(0.15)
Total distributions	(0.66)	(0.54)	(0.62)	(0.81)	(0.61)

Net Asset Value, End of Year	$10.06	$10.08	$10.09	$10.03	$12.39
Total Return[1]	6.50%	5.37%	6.94%	(12.69)%	4.59%

Ratios and Supplemental Data:
Net assets, end of year (000)	$46,527	$62,655	$71,325	$77,767	$119,137
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.34%[2]	1.26%[3]	1.24%[3]	1.18%	1.14%[4]
After expense waiver or recoupment	1.14%[2]	1.13%[3]	1.14%[3]	1.12%	1.11%[4]
Ratio of net investment income to average net assets	4.85%	4.80%	5.10%	3.83%	3.98%
Portfolio turnover rate	—%	—%	2%	1%	4%

[1]	Calculation does not reflect sales load.
[2]	Includes interest expense of 0.04%.
[3]	Includes interest expense of 0.03%.
[4]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

35

SPIRIT OF AMERICA INCOME FUND

CLASS C SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$10.08	$10.10	$10.03	$12.39	$12.45

From Investment Operations:
Net investment income[1]	0.43	0.42	0.44	0.35	0.40
Net realized and unrealized gain (loss) on investments	0.14	0.03	0.18	(1.98)	0.06
Total from investment operations	0.57	0.45	0.62	(1.63)	0.46

Less Distributions:
Distributions from net investment income	(0.44)	(0.42)	(0.41)	(0.35)	(0.37)
Distributions from net capital gains	(0.15)	(0.05)	(0.14)	(0.38)	(0.15)
Total distributions	(0.59)	(0.47)	(0.55)	(0.73)	(0.52)

Net Asset Value, End of Year	$10.06	$10.08	$10.10	$10.03	$12.39
Total Return[1]	5.71%	4.48%	6.25%	(13.34)%	3.72%

Ratios and Supplemental Data:
Net assets, end of year (000)	$375	$486	$444	$398	$437
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.09%[2]	2.01%[3]	1.99%[3]	1.93%	1.89%[4]
After expense waiver or recoupment	1.89%[2]	1.88%[3]	1.89%[3]	1.87%	1.86%[4]
Ratio of net investment income to average net assets	4.10%	4.07%	4.36%	3.12%	3.23%
Portfolio turnover rate	—%	—%	2%	1%	4%

[1]	Calculation does not reflect contingent deferred sales charge.
[2]	Includes interest expense of 0.04%.
[3]	Includes interest expense of 0.03%.
[4]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

36	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended December 31
	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$10.11	$10.13	$10.06	$12.43	$12.48

From Investment Operations:
Net investment income[1]	0.52	0.52	0.54	0.46	0.53
Net realized and unrealized gain (loss) on investments	0.15	0.03	0.18	(1.99)	0.07
Total from investment operations	0.67	0.55	0.72	(1.53)	0.59

Less Distributions:
Distributions from net investment income	(0.54)	(0.52)	(0.51)	(0.46)	(0.50)
Distributions from net capital gains	(0.15)	(0.05)	(0.14)	(0.38)	(0.15)
Total distributions	(0.69)	(0.57)	(0.65)	(0.84)	(0.65)

Net Asset Value, End of Year	$10.09	$10.11	$10.13	$10.06	$12.43
Total Return	6.74%	5.51%	7.30%	(12.51)%	4.83%

Ratios and Supplemental Data:
Net assets, end of year (000)	$13	$13	$12	$11	$13
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.09%[1]	1.01%[2]	0.99%[2]	0.93%	0.89%[3]
After expense waiver or recoupment	0.90%[1]	0.88%[2]	0.89%[2]	0.87%	0.86%[3]
Ratio of net investment income to average net assets	5.11%	5.05%	5.34%	4.10%	4.21%
Portfolio turnover rate	—%	—%	2%	1%	4%

[1]	Includes interest expense of 0.04%.
[2]	Includes interest expense of 0.03%.
[3]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

37

SPIRIT OF AMERICA UTILITIES FUND

CLASS A SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Year Ended		For the Period Ended
	December 31		December 31,
	2025	2024	2023[1]

Net Asset Value, Beginning of Period	$19.64	$17.48	$20.00

From Investment Operations:
Net investment income[2]	0.34	0.37	0.39
Net realized and unrealized gain (loss) on investments	2.48	3.49	(1.21)
Total from investment operations	2.82	3.86	(0.82)

Less Distributions:
Distributions from net investment income	(0.28)	(0.28)	(0.24)
Distributions from return of capital	(1.42)	(1.42)	(1.46)
Total distributions	(1.70)	(1.70)	(1.70)

Net Asset Value, End of Period	$20.76	$19.64	$17.48
Total Return[3]	14.56%	22.72%	(4.16)%[4]

Ratios and Supplemental Data:
Net assets, end of period (000)	$50,388	$26,996	$14,449
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.69%	1.90%	2.56%[5]
After expense waiver or recoupment	1.53%	1.53%	1.53%[5]
Ratio of net investment income to average net assets	1.62%	1.92%	2.29%[5]
Portfolio turnover rate	1%	—%	—%[4]

[1]	For the period January 31, 2023 (commencement of operations) to December 31, 2023.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Calculation does not reflect sales load.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes which are an integral part of these financial statements.

38	SPIRIT OF AMERICA

SPIRIT OF AMERICA UTILITIES FUND

CLASS C SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Year Ended		For the Period Ended
	December 31		December 31,
	2025	2024	2023[1]

Net Asset Value, Beginning of Period	$19.82	$17.63	$20.00

From Investment Operations:
Net investment income[2]	0.18	0.23	0.29
Net realized and unrealized gain (loss) on investments	2.50	3.51	(1.25)
Total from investment operations	2.68	3.74	(0.96)

Less Distributions:
Distributions from net investment income	(0.26)	(0.26)	(0.20)
Distributions from return of capital	(1.30)	(1.29)	(1.21)
Total distributions	(1.56)	(1.55)	(1.41)

Net Asset Value, End of Period	$20.94	$19.82	$17.63
Total Return[3]	13.72%	21.78%	(4.85)%[4]

Ratios and Supplemental Data:
Net assets, end of period (000)	$28	$12	$10
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.43%	2.65%	4.90%[5]
After expense waiver or recoupment	2.29%	2.28%	2.28%[5]
Ratio of net investment income to average net assets	0.85%	1.17%	1.71%[5]
Portfolio turnover rate	1%	—%	—%[4]

[1]	For the period January 31, 2023 (commencement of operations) to December 31, 2023.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Calculation does not reflect contingent deferred sales charge.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes which are an integral part of these financial statements.

39

SPIRIT OF AMERICA UTILITIES FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Year Ended		For the Period Ended
	December 31		December 31,
	2025	2024	2023[1]

Net Asset Value, Beginning of Period	$19.65	$17.48	$20.00

From Investment Operations:
Net investment income[2]	0.40	0.42	0.47
Net realized and unrealized gain (loss) on investments	2.48	3.50	(1.26)
Total from investment operations	2.88	3.92	(0.79)

Less Distributions:
Distributions from net investment income	(0.29)	(0.29)	(0.25)
Distributions from return of capital	(1.46)	(1.46)	(1.48)
Total distributions	(1.75)	(1.75)	(1.73)

Net Asset Value, End of Period	$20.78	$19.65	$17.48
Total Return	14.85%	23.05%	(4.00)%[3]

Ratios and Supplemental Data:
Net assets, end of period (000)	$14	$12	$10
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.43%	1.67%	3.90%[4]
After expense waiver or recoupment	1.28%	1.28%	1.28%[4]
Ratio of net investment income to average net assets	1.87%	2.17%	2.71%[4]
Portfolio turnover rate	1%	—%	—%[3]

[1]	For the period January 31, 2023 (commencement of operations) to December 31, 2023.
[2]	Calculated based on the average number of shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

40	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS   |   DECEMBER 31, 2025

Note 1 – Organization

Spirit of America Investment Fund, Inc. (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Company offers 6 separate series, or mutual funds (the “Spirit of America Funds”), each with its own investment objective and strategy. This report includes the following 5 funds, each operating as a diversified fund as defined by the 1940 Act (individually, a “Fund”, or collectively, the “Funds”):

Spirit of America Real Estate Income and Growth Fund (the “Real Estate Income and Growth Fund”) commenced operations on January 9, 1998. The Real Estate Income and Growth Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

Spirit of America Large Cap Value Fund (the “Large Cap Value Fund”) commenced operations on August 1, 2002. The Large Cap Value Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market.

Spirit of American Municipal Tax Free Bond Fund (the “Municipal Tax Free Bond Fund”) commenced operations on February 29, 2008. The Municipal Tax Free Bond Fund seeks high current income that is exempt from federal income tax, including the alternative minimum tax (“AMT”), investing at least 80% of its assets in municipal bonds.

Spirit of America Income Fund (the “Income Fund”) commenced operations on December 31, 2008. The Income Fund seeks high current income, investing at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called “junk” bonds), and collateralized mortgage obligations (“CMOs”).

Spirit of America Utilities Fund (the “Utilities Fund”) commenced operations on January 31, 2023. The Utilities Fund seeks current income and capital appreciation by investing at least 80% of its net assets plus any borrowings in a combination of securities and other assets of utility and utility related companies.

Each Fund currently offers Class A Shares, Class C Shares and Institutional Shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A Shares have a maximum sales charge on purchases of 5.25% for the Real Estate Income and Growth Fund and Large Cap Value Fund, 4.75% for the Municipal Tax Free Bond Fund and Income Fund, and 5.75% for the Utilities Fund, as a percentage of the original purchase price. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

41

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   DECEMBER 31, 2025

Note 2 – Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

Accounting Pronouncement: On December 14, 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The Funds have adopted ASU-2023-09, which did not have a material impact on the financial statements or disclosures.

A. Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and ask prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and ask prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and ask prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”) has designated Spirit of America Management Corp., the Company’s investment adviser, as the Company’s Valuation Designee, to perform any fair value determinations for securities and other assets held by the Funds for which market quotations are not readily available in accordance with the Company’s Valuation Procedures.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

●	Level 1 –	Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments).

The summary of inputs used to value each Fund’s investments as of December 31, 2025 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Real Estate Income and Growth Fund
Assets:
Common Stocks[1]	$63,654,262	$—	$—	$63,654,262
Preferred Stocks[1]	1,065,487	174,220	—	1,239,707
Money Market Funds	13,786	—	—	13,786
Total	$64,733,535	$174,220	$—	$64,907,755

42	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   DECEMBER 31, 2025

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Large Cap Value Fund
Assets:
Common Stocks[1]	$211,385,015	$—	$—	$211,385,015
Preferred Stocks[1]	366,967	—	—	366,967
Total	$211,751,982	$—	$—	$211,751,982

Municipal Tax Free Bond Fund
Assets:
Municipal Bonds	$—	$23,887,003	$—	$23,887,003
Money Market Funds	208,712	—	—	208,712
Total	$208,712	$23,887,003	$—	$24,095,715

Income Fund
Assets:
Common Stocks[1]	$2,784,320	$—	$—	$2,784,320
Preferred Stocks[1]	9,823,028	—	—	9,823,028
Collateralized Mortgage Obligations	—	42,220	—	42,220
Corporate Bonds	—	7,577,156	—	7,577,156
Municipal Bonds	—	27,192,083	—	27,192,083
Total	$12,607,348	$34,811,459	$—	$47,418,807

Utilities Fund
Assets:
Common Stocks[1]	$49,526,440	$—	$—	$49,526,440
Money Market Funds	900,121	—	—	900,121
Total	$50,426,561	$—	$—	$50,426,561

[1]	Refer to Schedule of Investments for sector/industry classification.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, Spirit of America Management Corp. shall use any or all of the following criteria to value Level 3 securities:

●	Last sales price

●	Price given by pricing service

●	Last quoted bid & asked price

●	Third party bid & asked price

●	Indicated opening range

The significant unobservable inputs that may be used in the fair value measurement of a Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following table presents changes in assets classified as Level 3 of the fair value hierarchy during the fiscal year ended December 31, 2025 attributable to the following:

Income Fund	Corporate Bonds
Transfers out of Level 3	$(403,015)
Transfers into Level 2	403,015

Transfers between Level 3 and Level 2 are due to market quotations becoming available from an approved pricing vendor beginning on November 14, 2025.

43

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   DECEMBER 31, 2025

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date) for financial reporting purposes. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Funds intend to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Funds intend to distribute substantially all of their net investment income and capital gains to shareholders each year. The Real Estate Income and Growth Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $0.85 per share. The Large Cap Value Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $1.40 per share. The Utilities Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31. For the Income Fund and Municipal Tax Free Bond Fund, income distributions will typically be declared daily and paid monthly. Capital gains, if any, for all of the Funds, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

The Real Estate Income and Growth Fund and Large Cap Value Fund have made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Funds intend to include the gross distributions from such REITs in their distributions to their shareholders; accordingly, a portion of the distributions paid to the Funds and subsequently distributed to shareholders may be re-characterized based on the prior calendar year’s actual reported return of capital. The final determination of the amount of each Fund’s return of capital distribution for the period will be made after the end of each calendar year.

G. Allocation of Income, Expenses, Gains and Losses. Expenses incurred by the Company that do not relate to a specific Fund of the Company are allocated to the individual Funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Note 3 – Derivative Transactions

Written Options Contracts – The Real Estate Income and Growth Fund and Large Cap Value Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The Funds’ use of derivatives for the fiscal year ended December 31, 2025 was limited to written options.

44	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   DECEMBER 31, 2025

The following table is a summary of how these derivatives are treated in the financial statements and their impact on the Funds. The month-end average notional amount for the fiscal year ended December 31, 2025 was $13,374 for Real Estate Income and Growth Fund. The Funds did not hold any derivatives at December 31, 2025.

	Statements of Operations
Fund/Financial Instrument Type	Location of Gain (Loss) on Derivatives Recognized	Amount of Realized Gain	Amount of Unrealized Gain (Loss)
Real Estate Income and Growth Fund Written Call Options (Equity Contracts)	Net realized gain on written options transactions	$1,220
	Net change in unrealized appreciation (depreciation) on written options transactions		$—

Note 4 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2025, excluding short-term investments and U.S. government obligations, were as follows:

Fund	Purchases	Sales
Real Estate Income and Growth Fund	$5,514,171	$10,799,923
Large Cap Value Fund	19,536,330	32,092,266
Municipal Tax Free Bond Fund	6,823,622	13,145,183
Income Fund	134,340	16,228,781
Utilities Fund	19,688,229	188,804

There were no purchases or sales of long-term U.S. Government Obligations during the fiscal year ended December 31, 2025.

Note 5 – Investment Management Fee and Other Transactions with Affiliates

The Adviser has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser, under the terms of the Advisory Agreement with respect to each Fund, manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on each Fund’s average daily net assets as follows:

Fund	Fee Rate	Advisory Fees Earned
Real Estate Income and Growth Fund	0.97%	$692,931
Large Cap Value Fund	0.97%	1,914,477
Municipal Tax Free Bond Fund	0.60%	164,162
Income Fund	0.60%	341,053
Utilities Fund	0.97%	374,442

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses for the Municipal Tax Free Bond Fund, Income Fund and Utilities Fund (based on average daily net assets) through April 30, 2026, so that the total operating expenses will not exceed the amounts presented in the table below. The waiver does not include front end or contingent

45

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   DECEMBER 31, 2025

deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Additionally, for the fiscal year ended December 31, 2025, the Adviser waived advisory fees, as indicated:

Fund	Class A Shares	Class C Shares	Institutional Shares	Fees Recouped (Waived)
Municipal Tax Free Bond Fund	0.90%	1.75%	0.75%	$(137,034)
Income Fund	1.10%	1.85%	0.85%	(111,683)
Utilities Fund	1.53%	2.28%	1.28%	(61,378)

Any amounts waived or reimbursed by the Adviser are subject to repayment by a Fund within a period of three years after such waivers or expenses were incurred, provided the Fund is able to make such repayments and remain in compliance with the expense limitation as stated above.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

Recoverable through	Municipal Tax Free Bond Fund	Income Fund	Utilities Fund
December 31, 2026	$121,624	$81,736	$93,577
December 31, 2027	140,209	86,000	69,476
December 31, 2028	137,034	111,683	61,378

The Funds’ Class A Shares and Class C Shares have adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits each Fund’s Class A Shares and Class C Shares to pay David Lerner Associates, Inc. (the “Distributor”) an annual fee, accrued daily and paid monthly based on each Class of each Fund’s average daily net assets for the Distributor’s services and expenses in distributing shares of each Fund and providing personal services and/or maintaining shareholder accounts. For the fiscal year ended December 31, 2025, the annual fee rate and the fees paid to the Distributor under the Plan were as follows:

	Class A Shares		Class C Shares
Fund	Annual Rate	Fees Paid	Annual Rate	Fees Paid
Real Estate Income and Growth Fund	0.30%	$214,079	1.00%	$626
Large Cap Value Fund	0.30%	590,910	1.00%	3,739
Municipal Tax Free Bond Fund	0.15%	40,832	1.00%	1,300
Income Fund	0.25%	140,974	1.00%	4,390
Utilities Fund	0.25%	96,415	1.00%	231

Each Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. A CDSC of 1.00% may be imposed on redemptions of $1 million or more of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase. For the fiscal year ended December 31, 2025, sales charges received by the Distributor from each of the Funds were as follows:

Fund	Front-End Sales Charges Received by Distributor	CDSC Fees Received by Distributor
Real Estate Income and Growth Fund	$504,850	$—
Large Cap Value Fund	1,473,753	—
Municipal Tax Free Bond Fund	53,737	—
Income Fund	189,097	—
Utilities Fund	948,411	—

46	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   DECEMBER 31, 2025

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $6,000, $1,500 for each Board meeting attended, $500 for each special meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to Interested Directors of the Company. For the fiscal year ended December 31, 2025, the Funds were allocated $16,835 of the Chief Compliance Officer’s salary.

A Director Emeritus (formerly an Independent Director) of the Company is associated with the insurance agency utilized by the Funds. During the fiscal year ended December 31, 2025, the Funds paid such insurance agency $72,710 of insurance premiums.

Note 6 – Concentration and Other Risks

The performance of the Municipal Tax Free Bond Fund and Income Fund could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for these Funds because they invest mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Municipal Tax Free Bond Fund and Income Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that these Funds may invest in taxable fixed income or municipal securities rated below investment grade, or unrated of similar quality (frequently called “junk bonds”).

The Municipal Tax Free Bond Fund and Income Fund may be affected by credit risk of lower grade securities, which is the possibility that junk bonds may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade taxable fixed income or municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Funds’ ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, a Fund may lose its entire investment in those securities.

The Real Estate Income and Growth Fund invests primarily in real estate related securities. A fund that concentrates its investments among fewer sectors is subject to greater risk of loss than a fund that has more sector diversification. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

The Large Cap Value Fund and Utilities Fund may, at times, concentrate their investments in a particular sector, such as technology or utilities, if the Adviser believes stocks in that particular sector are performing more favorably. If the Funds invest a significant portion of their total assets in certain sectors, their investment portfolios will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Other risks to the Funds may include income risk, liquidity risk, prepayment risk on collateralized mortgage obligations, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange-traded funds risk. The Funds’ prospectus contains more information regarding these risks and other risks related to the Funds as well as other information about the Funds, and should be read carefully before investing.

Note 7 – Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale,

47

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   DECEMBER 31, 2025

at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At December 31, 2025, the Income Fund held illiquid restricted securities representing 4.71% of net assets, as listed below:

Issuer Description Corporate Bonds	Acquisition Date	Principal Amount	Cost	Value
Exelon Generation Co. LLC, 5.60%, 6/15/2042	7/12/2012	$400,000	$416,588	$403,015
MetLife Inc., 9.25%, 4/8/2038	6/4/2013	1,500,000	2,093,314	1,806,369

Note 8 – Federal Income Taxes

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes for each of the Funds as of December 31, 2025, were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)[1]	Cost Basis of Investments
Real Estate Income and Growth Fund	$14,048,962	$(5,528,974)	$8,519,988	$56,387,767
Large Cap Value Fund	129,659,394	(1,397,982)	128,261,412	83,490,570
Municipal Tax Free Bond Fund	124,717	(328,381)	(203,664)	24,299,379
Income Fund	2,195,725	(6,301,098)	(4,105,373)	51,524,180
Utilities Fund	7,161,970	(630,357)	6,531,613	43,894,948

[1]	The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) is primarily due to wash sales, tax treatment of Trust Preferred securities and partnership investments.

The tax character of distributions paid by each of the Funds for the fiscal year ended December 31, 2025, was as follows:

Fund	Ordinary Income	Tax-Exempt Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Real Estate Income and Growth Fund	$1,200,438	$—	$3,528,424	$2,179,719	$6,908,581
Large Cap Value Fund	—	—	17,150,085	1,321,783	18,471,868
Municipal Tax Free Bond Fund	6,043	847,411	—	—	853,454
Income Fund	2,801,831	—	686,706	—	3,488,537
Utilities Fund	583,077	—	—	2,927,537	3,510,614

The tax character of distributions paid by each of the Funds for the fiscal year ended December 31, 2024, was as follows:

Fund	Ordinary Income	Tax-Exempt Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Real Estate Income and Growth Fund	$1,212,212	$—	$3,857,665	$1,565,300	$6,635,177
Large Cap Value Fund	—	—	10,700,661	1,243,554	11,944,215
Municipal Tax Free Bond Fund	10,248	893,741	—	—	903,989
Income Fund	3,261,852	—	325,042	—	3,586,894
Utilities Fund	313,567	—	—	1,589,712	1,903,279

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

48	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   DECEMBER 31, 2025

At December 31, 2025, the components of accumulated distributable earnings for each Fund on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Real Estate Income and Growth Fund	$—	$—	$—	$—	$8,519,988	$8,519,988
Large Cap Value Fund	—	—	2,112,956	—	128,261,412	130,374,368
Municipal Tax Free Bond Fund	3	—	—	(10,320,230)	(203,664)	(10,523,891)
Income Fund	—	8,120	1,050,654	—	(4,105,373)	(3,046,599)
Utilities Fund	—	—	—	—	6,531,613	6,531,613

At December 31, 2025, for federal income tax purposes and the treatment of distributions payable, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	No Expiration
Fund	Short-Term	Long-Term	Total
Municipal Tax Free Bond Fund	$2,785,908	$7,534,322	$10,320,230

During the fiscal year ended December 31, 2025, the Utilities Fund utilized $1,393 of available short-term capital loss carryforwards.

Management of the Funds have reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Note 9 – Reclassification

Permanent differences, incurred during the fiscal year ended December 31, 2025, resulting from differences in book and tax accounting have been reclassified at year end to accumulated earnings (deficit) and paid-in capital as follows:

Fund	Accumulated Earnings (Deficit)	Paid-In Capital
Real Estate Income and Growth Fund	$284	$(284)
Large Cap Value Fund	649,519	(649,519)
Utilities Fund	(34,669)	34,669

Note 10 – Line of Credit

The Company participates in a short-term credit agreement (“Line of Credit) with The Huntington National Bank, the custodian of the Funds’ investments, expiring on May 13, 2026. Borrowings under this agreement bear interest at the 1-Month Secured Overnight Financing Rate plus 1.625%. Maximum borrowings for the Company is the lesser of

49

NOTES TO FINANCIAL STATEMENTS (CONT.)   |   DECEMBER 31, 2025

$5,000,000 or 10% of the Funds’ daily market value. At December 31, 2025, Large Cap Value Fund had outstanding borrowings of $2,531,321 and Income Fund had outstanding borrowings of $956,664. During the fiscal year ended December 31, 2025, each Fund’s borrowing activity was as follows:

	Real Estate Income and Growth Fund	Large Cap Value Fund	Municipal Tax Free Bond Fund	Income Fund	Utilities Fund
Total bank line of credit as of December 31, 2025	$5,000,000	$2,468,679	$2,390,243	$3,734,849	$5,000,000
Average borrowings during period	$82,135	$200,012	$53,009	$94,477	$—
Number of days outstanding[1]	43	83	71	128	—
Average interest rate during period	5.879%	5.900%	5.863%	5.840%	—
Highest balance drawn during period	$258,221	$2,531,321	$328,702	$450,048	$—
Highest balance interest rate	6.000%	6.000%	6.000%	6.000%	6.000%
Interest expense incurred	$1,188	$8,803	$6,258	$23,914	$—
Interest rate at December 31, 2025	5.359%	5.359%	5.359%	5.359%	5.359%

[1]	Number of days outstanding represents the total days during the fiscal year ended December 31, 2025 each Fund utilized the Line of Credit.

Note 11 – Commitments and Contingencies

The Company indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Company or the Funds. Additionally, in the normal course of business, the Company enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred.

Note 12 – Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Management has determined that there were no additional items requiring additional disclosure.

Tax Information (Unaudited)

All designations are based on financial information available as of the date of this report and, accordingly, are subject to change. For each item, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Fund	Qualified Dividend Income	Dividends Received Deduction	Qualified Business Income	Long-Term Capital Gain Dividends	Tax-Exempt Distributions
Real Estate Income and Growth Fund	10.36%	12.05%	89.64%	$3,528,424	$—
Large Cap Value Fund	0.00%	0.00%	0.00%	17,150,085	—
Municipal Tax Free Bond Fund	0.00%	0.00%	0.00%	—	847,411
Income Fund	21.70%	25.72%	0.00%	686,706	—
Utilities Fund	100.00%	100.00%	0.00%	—	—

50	SPIRIT OF AMERICA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Spirit of America Investment Fund, Inc.

Syosset, New York

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Spirit of America Real Estate Income & Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America Municipal Tax Free Bond Fund, Spirit of America Income Fund, and Spirit of America Utilities Fund (the “Funds”), a series of shares of beneficial interest in Spirit of America Investment Fund, Inc., including the schedule of investments, as of December 31, 2025, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting Spirit of America Investment Fund, Inc.	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights

Spirit of America Real Estate Income & Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America Municipal Tax Free Bond Fund, Spirit of America Income Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025

Spirit of America Utilities Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the two years in the period ended December 31, 2025 and the period January 31, 2023 (commencement of operations) to December 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Funds’ auditor since 1998.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

51

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONT.)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 27, 2026

52	SPIRIT OF AMERICA

ADDITIONAL INFORMATION   |   DECEMBER 31, 2025 (UNAUDITED)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

At a Special Shareholder Meeting held on July 30, 2025, Fund shareholders of record as of the close of business on May 1, 2025 voted to approve the following proposal:

Proposal 1: To elect three directors, John Desmond, Phillip R. Thune and David Feinblatt to the Board of Directors to serve until their successors are duly qualified and elected.

The Proposal applies on a Company-wide basis, and all Funds and all classes of the Funds voted together as a single group for purposes of electing the directors.

	Shares Voted For (Percentage Voted For)	Shares Withheld (Percentage Withheld)	Shares Need to Approve*
John Desmond	13,755,532 (98.53%)	205,310 (1.47%)	Plurality (greater than 50%)
Phillip R. Thune	13,799,399 (98.84%)	161,439 (1.16%)	Plurality (greater than 50%)
David Feinblatt	13,791,717 (98.79%)	169,123 (1.21%)	Plurality (greater than 50%)

*	as a percentage of the total voting securities of the Company voted at the Meeting at which quorum was present.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

53

Proxy Voting Information

The Funds’ Statement of Additional Information containing a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds’ proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Disclosure

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Funds’ website at www.soafunds.com.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, OH 43219

Independent Registered

Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, PA 19102-2529

Counsel

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

For additional information about the Funds, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding each Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2025 Spirit of America

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Spirit of America Investment Fund, Inc.

By	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	3/17/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	3/17/2026

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer

Date	3/17/2026